UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22139

Oppenheimer Rochester Short Term Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: May 31

Date of reporting period: 11/30/2017

Item 1. Reports to Stockholders.

Semiannual Report	11/30/2017

OppenheimerFunds®
The Right Way
to Invest

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 11/30/17

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Bloomberg Barclays Municipal Bond 1 Year (1-2) Index

6-Month	0.52%	-1.74%	-0.18%

1-Year	2.35	0.04	1.06

5-Year	1.64	1.18	0.63

Since Inception (12/6/10)	2.26	1.93	0.79

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 2.25% maximum applicable sales charge except where “without sales charge” is indicated. Prior to April 1, 2012, the maximum initial sales charge for Class A shares of the Fund was 3.50%. Current performance may be lower or higher than the performance quoted. Returns for periods of less than one year are not annualized. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677).

Our Twitter handle is @RochesterFunds.

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Fund Performance Discussion

Oppenheimer Rochester Short Term Municipal Fund continued to generate attractive levels of tax-free income during the most recent reporting period. As of November 30, 2017, the Class A shares provided a distribution yield at net asset value (NAV) of 1.60% and produced a 6-month cumulative total return as of November 30, 2017 that was higher than the Fund’s benchmark, the Bloomberg Barclays Municipal Bond 1 Year (1-2) Index and higher than the Bloomberg Barclays Municipal Bond Index, a widely used index of the performance of the general muni market. Tax-free income provided 100% of the Fund’s 6-month cumulative total return, further evidence of the power of our investment team’s yield-focused approach to municipal investing.

MARKET OVERVIEW

U.S. equities extended their rally during this reporting period, repeatedly topping previous record high closes, and the yield curve for AAA-rated municipal bonds was higher at then end of this reporting period than at its outset. The yield curve for Treasury securities was also higher, except for maturities of 25 years or more. Yields, of course, rose because of falling prices, which served to depress the overall market during this reporting period.

At its meeting on October 31 and November 1, 2017, the Federal Reserve Open Market

The average distribution yield in Lipper’s Short Municipal Debt Funds category was 1.08% at the end of this reporting period. At 1.60%, the distribution yield at NAV for this Fund’s Class A shares was 52 basis points higher than the category average.

Committee (FOMC) decided to hold the Fed Funds target rate to a range of 1.00% to 1.25%. The FOMC noted that despite an increase in gas prices after the hurricanes,

YIELDS & DISTRIBUTIONS FOR CLASS A SHARES

Dividend Yield w/o sales charge	1.60%

Dividend Yield with sales charge	1.57

Standardized Yield	0.55

Taxable Equivalent Yield	0.97

Last distribution (11/21/17)	$0.005

Total distributions (6/1/17 to 11/30/17)	$0.030

Endnotes for this discussion begin on page 11 of this report.

3        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

inflation for items other than food and energy remained below the 2% target rate. The FOMC also continued to signal its intent to increase the rate once more in 2017 and three times in 2018. Additionally, the Fed’s $4.5 trillion balance sheet began to be “normalized” in October with reductions of $10 billion a month. The reductions are set to rise to $50 billion a month over the next year.

The benchmark interest rate was raised in December 2016, March 2017, and June 2017, each time by one-quarter of 1 percentage point. From December 2008 until December 2015, the key rate was held to a range of zero to 0.25%.

President Trump selected Jerome Powell, a member of the Fed Board of Governors since 2012, as the next chairman of the FOMC. Chairman Janet Yellen plans to retire from the FOMC when her term ends in February 2018.

We remind investors that a change in the Fed Funds rate does not automatically translate into a change in longer-term interest rates, which are determined by the marketplace. During this reporting period, the muni market’s reactions to the Fed’s moves did not appear to be especially significant or lasting. This Fund’s portfolio managers do not adjust their investment style in response to Fed actions.

Note: On December 14, 2017, the FOMC voted to increase the Fed Funds target rate by one-quarter of 1 percentage point to a range of 1.25% to 1.50%.

At the end of this reporting period, the BofA Merrill Lynch AAA Municipal Securities Index, which is the AAA subset of the broader BofA Merrill Lynch US Municipal Securities Index – was 2.17, 46 basis points higher than on May 31, 2017.

The Treasury yield curve flattened during this reporting period, with yields rising at the short end and falling slightly at the long end. As a result, the yield benefits of investing in longer-term bonds was less attractive at the end of the reporting period than at its outset.

The yield curve for AAA-rated muni bonds also flattened as prices on shorter-maturity bonds fell more than the prices of longer-maturity bonds. Flatter yield curves provide investors with fewer incentives to purchase longer-maturity bonds and typically reflect expectations of rising interest rates.

At the end of this reporting period, some longer-term, high-grade munis offered higher nominal yields than Treasury securities with comparable maturities. For investors in all but the lowest two income-tax brackets for 2017 (i.e., all but 10% and 15%), a muni bond would provide more yield on an after-tax basis than a Treasury security with the same maturity. Treasury bonds are backed by the full faith and credit of the U.S. government.

This reporting period was also characterized by credit spread tightening, which occurs when the difference between yields on low-rated municipal bonds and higher-rated bonds decreases. As credit spreads tighten,

4        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

investments in BBB-rated, lower-rated and unrated securities typically outperform municipal securities with higher credit ratings.

The Commonwealth of Puerto Rico remained in the headlines throughout this reporting period, and more detailed information can be found on our online PR Roundup (oppenheimerfunds.com/puerto-rico).

In late September, two hurricanes – Irma and Maria – caused damage on Puerto Rico. Irma passed to the north of the Commonwealth, and Maria made landfall: According to the most recent government reports, at least 60 people died, structural damage was extensive, and millions were left without power or drinking water. Military personnel and representatives of FEMA (the Federal Emergency Management Agency) were deployed. (Damage from Maria was also significant on the U.S. Virgin Islands.)

The U.S. Congress passed a $36.5 billion disaster relief package in late October, its second such package for areas affected by Hurricanes Harvey, Irma, and Maria. Significant portions of the island remained without power at the end of this reporting period amid a controversy that led to the cancellation of a $300 million contract that had been awarded to Whitefish Energy Holdings, a small Montana-based company. In mid-November, Gov. Ricardo Rosselló Nevares submitted a request for $94.4 billion in hurricane relief.

Disaster relief was the most pressing issue in the latter two months of this reporting period, but representatives of the Rosselló administration, the federal oversight board established under PROMESA (the Puerto Rico Oversight, Management, and Economic Stability Act), and bondholders also appeared at Congressional hearings in this timeframe. A dispute about who had the authority to appoint top officials at PREPA (the Commonwealth’s electric utility authority) was resolved when U.S. District Court Judge Laura Taylor Swain ruled that the oversight board was not so authorized.

FUND PERFORMANCE

Oppenheimer Rochester Short Term Municipal Fund held more than 615 securities as of November 30, 2017. The Fund was invested in a broad range of sectors, providing shareholders with a diversity of holdings that we believe would be difficult and costly to replicate in an individual portfolio.

The Fund’s dividend trend this reporting period shows the positive impact a yield-driven approach can have amid challenging market conditions. This Fund’s Class A dividend, which was 0.45 cents per share at the outset of the reporting period, increased to 0.50 cents per share beginning with the July 2017 payout. In all, the Fund distributed 2.95 cents per Class A share this reporting period. Investors should note that market conditions during this reporting period did not affect the Fund’s overall investment goals or cause it to pay any capital gain distributions.

5        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

The Rochester Portfolio Management Team

Scott Cottier, CFA Team Leader and Senior Portfolio Manager	Troy Willis, JD, CFA Team Leader and Senior Portfolio Manager	Mark DeMitry, CFA Senior Portfolio Manager	Michael Camarella, CFA Senior portfolio Manager

Charlie Pulire, CFA Senior Portfolio Manager	Elizabeth Mossow, CFA Portfolio Manager

Six of the Fund’s 10 largest sectors were among the 7 strongest contributors to the Fund’s performance during this reporting period. General obligation bonds (G.O.s) constituted the Fund’s largest sector as of November 30, 2017 and contributed the most to the Fund’s total return. The Fund’s G.O. holdings include insured Puerto Rico paper. The Fund’s second- and third-largest sectors (hospital/healthcare and education, respectively) and its fifth-, eighth-, and tenth-largest sectors (government appropriation, U.S. government obligations, and tobacco bonds) were also ranked among the seven best-performing sectors.

Research-based security selection continued to be a factor in the strong performance of these sectors. Most of the Fund’s holdings

6        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

The Rochester Credit Research Team

Rich Stein, CFA Director of Credit Research	Chris Weiler, CFA Senior Credit Analyst	Bob Bertucci, CFA Senior Credit Analyst	Angela Uttaro Senior Credit Analyst

Matt Torpey, CFA Senior Credit Analyst	Rene Vecka, CFA Senior Credit Analyst	Jon Hagen, CFA Senior Credit Analyst	Alen Kreso, CFA Senior Credit Analyst

Chris Meteyer, CFA Credit Analyst	Clara Sanguinetti Credit Analyst	Chad Osterhout Credit Analyst

7        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

in the hospital/healthcare sector, which offered the fourth-strongest performance this reporting period, are investment grade, though the Fund also invests across the credit spectrum in this sector. Bonds in the education sector, which was the sixth-strongest performer this reporting period, primarily finance the infrastructure needs of a variety of charter schools around the states. The government appropriation sector was the third-best performer as of November 30, 2017. The municipal issuers of this type of security agree to include a budget allocation that will be used to make debt payments. Because municipalities need reliable access to future capital, these appropriations tend to be off limits during budget negotiations. The U.S. government obligations sector, which consists of pre-refunded securities, was seventh in terms of performance. In a pre-refunding, new securities with lower coupon rates are sold by a municipality to pay off debt that higher interest rates; the proceeds from the new issuance are escrowed in U.S. Treasury bonds and earmarked to pay off the previously issued debt. Also among the seven best performers were the high-yielding securities backed by proceeds from the landmark 1998 tobacco Master Settlement Agreement (MSA).

Two sectors were slight detracters from the Fund’s total return during the reporting period: insurance and water utilities.

The Fund’s investments in securities issued in the Commonwealth of Puerto Rico (primarily G.O.s, PREPA bonds, and securities issued by Puerto Rico’s highways and transportation authority) are all insured. In aggregate, these holdings contributed favorably to performance this reporting period. Securities issued in Puerto Rico are exempt from federal, state, and local income taxes. A complete listing of securities held by this Fund can be found in this report’s Statement of Investments.

INVESTMENT STRATEGY

The Rochester investment team focuses exclusively on municipal bonds, and this Fund invests primarily in investment-grade municipal securities. This Fund uses a dollar-weighted approach to measuring the average maturity of its securities and seeks an average effective maturity of 2 years or less for its portfolio. The Fund may invest up to 5% of its total assets in below-investment grade securities, or “junk” bonds; the percentage of assets is measured at the time of purchase as is the credit quality of the securities. Additionally, the credit quality is based on Nationally Recognized Statistical Rating Organization (“NRSRO”) ratings or, if no NRSRO rating, on internal ratings.

While market conditions can and do fluctuate, the Fund’s portfolio management team adheres to a consistent investment approach based on its belief that tax-free yield can help investors achieve their long-term financial objectives. The team does not manage its funds based on predictions of interest rate changes. Further details about the Rochester team’s investment approach can be found on our landing page, oppenheimerfunds. com/rochesterway.

8        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

In closing, we believe that the structure and sector composition of this Fund and the team’s use of time-tested strategies will continue to benefit fixed income investors through interest rate and economic cycles.

Scott S. Cottier, CFA
Senior Vice President, Senior
Portfolio Manager and Team
Leader

Troy E. Willis, CFA, J.D.
Senior Vice President, Senior
Portfolio Manager and Team
Leader

On behalf of the rest of the Rochester portfolio managers: Mark R. DeMitry, Michael L. Camarella, Charles S. Pulire and Elizabeth S. Mossow.

9        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Top Holdings and Allocations

TOP TEN CATEGORIES

General Obligation	20.5%
Hospital/Healthcare	9.2
Education	7.2
Municipal Leases	7.1
Government Appropriation	6.0
Water Utilities	5.9
Highways/Commuter Facilities	5.0
U.S. Government Obligations	4.8
Multifamily Housing	4.6
Tobacco Master Settlement Agreement	3.9

Portfolio holdings are subject to change. Percentages are as of November 30, 2017 and are based on total assets.

CREDIT ALLOCATION

	NRSRO- Rated	Sub- Adviser- Rated	Total
AAA	4.6%	0.6%	5.2%
AA	56.5	0.0	56.5
A	20.9	2.6	23.5
BBB	8.1	3.2	11.3
BB or lower	2.7	0.8	3.5
Total	92.8%	7.2%	100.0%

The percentages above are based on the market value of the securities as of November 30, 2017 and are subject to change. OppenheimerFunds, Inc. determines the credit allocation of the Fund ’s assets using ratings by nationally recognized statistical rating organizations (NRSROs), such as S&P Global Ratings (S&P). For any security rated by an NRSRO other than S&P, the sub-adviser, OppenheimerFunds, Inc., converts that security’s rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. For securities not rated by an NRSRO, the sub-adviser uses its own credit analysis to assign ratings in categories similar to those of S&P. The use of similar categories is not an indication that the sub-adviser’s credit analysis process is consistent or comparable with any NRSRO’s process were that NRSRO to rate the same security.

For the purposes of this Credit Allocation table, securities rated within the NRSROs’ four highest categories—AAA, AA, A and BBB—are investment-grade securities. For further details, please consult the Fund’s prospectus or Statement of Additional Information.

10        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Performance

DISTRIBUTION YIELDS

As of 11/30/17

	Without Sales Charge	With Sales Charge
Class A	1.60%	1.57%
Class C	0.91	N/A
Class Y	1.83	N/A

STANDARDIZED YIELDS

For the 30 Days Ended 11/30/17
Class A	0.55%
Class C	-0.18*
Class Y	0.80

TAXABLE EQUIVALENT YIELDS

As of 11/30/17
Class A	0.97%
Class C	N/A
Class Y	1.41

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 11/30/17

	Inception Date	6-Month	1-Year	5-Year	Since Inception
Class A (ORSTX)	12/6/10	0.52%	2.35%	1.64%	2.26%
Class C (ORSCX)	12/6/10	0.14	1.85	0.87	1.49
Class Y (ORSYX)	12/6/10	0.65	2.60	1.90	2.51

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 11/30/17

	Inception Date	6-Month	1-Year	5-Year	Since Inception
Class A (ORSTX)	12/6/10	-1.74%	0.04%	1.18%	1.93%
Class C (ORSCX)	12/6/10	-0.85	0.85	0.87	1.49
Class Y (ORSYX)	12/6/10	0.65	2.60	1.90	2.51

* The standardized yield of the Fund’s Class C shares was negative because expenses accrued during the 30 days ended 11/30/17 exceeded the income collected during that period.

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investments. Returns for periods of less than one year are not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 2.25%; for Class C, the contingent deferred sales charge

11        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

of 1% for the 1-year period. Prior to April 1, 2012, the maximum initial sales charge for Class A shares of the Fund was 3.50%. There is no sales charge for Class Y shares.

The Fund’s performance is compared to the performance of the Bloomberg Barclays Municipal Bond 1 Year (1-2) Index, which consists of investment-grade municipal bonds having remaining maturities of 1 to 2 years. The index is unmanaged and cannot be purchased by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the index. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Distribution yields for Class A shares are based on dividends of $0.005 for the 28-day accrual period ended November 21, 2017. The yield without sales charge for Class A shares is calculated by dividing annualized dividends by the Class A net asset value (NAV) on November 21, 2017; for the yield with charge, the denominator is the Class A maximum offering price on that date. Distribution yields for Class C and Y are annualized based on dividends of $0.0028 and $0.0057, respectively, for the 28-day accrual period ended November 21, 2017 and on the corresponding net asset values on that date.

Standardized yield is based on an SEC-standardized formula designed to approximate the Fund’s annualized hypothetical current income from securities less expenses for the 30-day period ended November 30, 2017 and that date’s maximum offering price (for Class A shares) or net asset value (for all other share classes). Each result is compounded semiannually and annualized. Falling share prices artificially increase yields.

The average distribution yield in this Fund’s Lipper category was calculated based on the distributions and the final NAVs of the reporting period for the funds in each category. The average yield at NAV in Lipper’s Short Municipal Debt Funds category is based on 116 NAVs, one for each class of each fund in the category; a fund can have up to 4 classes. Lipper yields do not include sales charges, which – if included – would reduce results.

Taxable equivalent yield is based on the standardized yield and the top 2017 federal tax rate of 43.4%. Calculations factor in the 3.8% tax on unearned income under the Patient Protection and Affordable Care Act, as applicable. A portion of the Fund’s distributions may be subject to tax; distributions may also increase an investor’s exposure to the alternative minimum tax. Capital gains distributions are taxable as capital gains. Tax treatments of the Fund’s distributions and capital gains may vary by state; investors should consult a tax advisor to determine if the Fund is appropriate for them. Each result is compounded semiannually and annualized. Falling share prices artificially increase yields. This Report must be preceded or accompanied by a Fund prospectus.

Investments in “tobacco bonds,” which are backed by the proceeds a state or territory receives from the 1998 national litigation settlement with tobacco manufacturers, may be vulnerable to economic and/or legislative events that affect issuers in a particular municipal market sector. Annual payments by MSA-participating manufacturers, for example, hinge on many factors, including annual domestic cigarette shipments, inflation and the relative market share of non-participating manufacturers. To date, we believe consumption figures remain within

12        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

an acceptable range of the assumptions used to structure MSA bonds. Future MSA payments could be reduced if consumption were to fall more rapidly than originally forecast.

The BofA Merrill Lynch AAA Municipal Securities index is the AAA subset of the BofA Merrill Lynch US Municipal Securities Index, which tracks the performance of dollar-denominated, investment-grade, tax-exempt debt issued by U.S. states and territories and their political subdivisions; index constituents are weighted based on capitalization, and accrued interest is calculated assuming next-day settlement.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

13        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended November 30, 2017.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended November 30, 2017” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Actual	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During 6 Months Ended November 30, 2017
Class A	$ 1,000.00	$ 1,005.20	$ 4.28
Class C	1,000.00	1,001.40	8.06
Class Y	1,000.00	1,006.50	3.02

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,020.81	4.32
Class C	1,000.00	1,017.05	8.12
Class Y	1,000.00	1,022.06	3.05

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended November 30, 2017 are as follows:

Class	Expense Ratios
Class A	0.85%
Class C	1.60
Class Y	0.60

15        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS November 30, 2017 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—97.5%
Alabama—1.6%
$645,000	AL Health Care Authority for Baptist Health of Alabama	5.000%	11/15/2021	12/31/2017	A	$646,916
240,000	AL Public Hsg. Authority, Series B	4.450	01/01/2024	01/01/2018	A	242,117
10,000	Baldwin County, AL Public Building Authority	4.375	06/01/2028	12/31/2017	A	10,024
30,000	Birmingham, AL GO	4.000	12/01/2021	12/31/2017	A	30,060
25,000	Birmingham, AL GO	4.500	12/01/2032	12/31/2017	A	25,054
75,000	Jefferson County, AL GO	5.000	04/01/2018	12/31/2017	A	75,224
30,000	Jefferson County, AL GO	5.000	04/01/2018	12/31/2017	A	30,049
1,000,000	Jefferson County, AL GO	5.000	04/01/2020	12/31/2017	A	1,001,680
400,000	Jefferson County, AL GO	5.000	04/01/2021	12/31/2017	A	400,676
2,000,000	Jefferson County, AL GO	5.000	04/01/2022	12/31/2017	A	2,003,380
5,045,000	Jefferson County, AL GO	5.000	04/01/2023	12/31/2017	A	5,053,526
2,000,000	Jefferson County, AL GO	5.000	04/01/2024	12/31/2017	A	2,029,000
2,525,000	Jefferson County, AL Public Building Authority	5.000	04/01/2026	12/31/2017	A	2,529,242
160,000	Jefferson County, AL Public Building Authority	5.125	04/01/2020	12/31/2017	A	160,283
2,590,000	Jefferson County, AL Public Building Authority	5.125	04/01/2021	12/31/2017	A	2,594,610
680,000	Mobile, AL Improvement District (McGowin Park)	4.000	08/01/2020	05/31/2019	B	688,412
						17,520,253
Alaska—0.2%
2,370,000	Koyukuk, AK Revenue (Tanana Chiefs Conference Health Care Facility-Dena’ Nena’ Henash)	7.000	10/01/2023	08/11/2019	C	2,559,126
Arizona—1.4%
10,000	AZ Board of Regents COP (University of Arizona & Arizona State University BioMed)	4.375	06/01/2024	12/31/2017	A	10,022
1,000,000	Maricopa County, AZ Unified School District No. 60 Higley	4.250	07/01/2018	01/01/2018	A	1,001,800
215,000	Pima County, AZ IDA (Excalibur Charter School)	5.000	09/01/2026	01/06/2023	B	211,252
8,125,000	Pima County, AZ IDA Floaters Series 2015-XF0087 Trust	1.220 [1]	03/01/2030	12/07/2017	A	8,125,000
275,000	Pinal County, AZ Unified School District No. 43 (Apache Junction)	4.000	07/01/2020	01/01/2018	A	275,440
1,825,000	Surprise, AZ Municipal Property Corp.	4.700	04/01/2022	04/01/2018	A	1,847,977
2,770,000	Westpark, AZ Community Facilities District	4.000	07/15/2025	10/04/2021	B	2,806,232

16        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Arizona (Continued)
$1,160,000	Yavapai County, AZ IDA (Arizona Agribusiness and Equine Center)	3.900%	09/01/2024	11/14/2021	B	$1,182,713
						15,460,436
Arkansas—0.0%
25,000	AR Devel. Finance Authority (Arkansas Enterprises for the Developmentally Disabled)	5.250	11/01/2019	12/31/2017	A	25,073
California—13.2%
160,000	Adelanto, CA School District	3.745 [2]	09/01/2018	09/01/2018		157,771
10,365,000	Alhambra, CA COP (Police Facilities)	6.750	09/01/2023	05/07/2021	B	11,616,366
20,000	Barstow, CA Redevel. Agency	4.700	09/01/2022	12/31/2017	A	20,058
450,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2022	09/01/2022		496,813
475,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2023	09/01/2023		532,727
5,000	Bell, CA GO	4.125	08/01/2021	12/31/2017	A	5,006
75,000	CA College of the Sequoias Community College District COP	4.750	05/01/2026	12/31/2017	A	75,201
45,000	CA County Tobacco Securitization Agency	4.250	06/01/2021	12/31/2017	A	45,037
70,000	CA County Tobacco Securitization Agency (TASC)	5.750	06/01/2029	12/31/2017	A	70,710
5,000	CA Educational Facilities Authority (California Western School of Law)	5.000	10/01/2018	12/31/2017	A	5,011
12,000,000	CA Educational Facilities Authority (Claremont Graduate University) Floaters Series 2017-7007 Trust	1.560 [1]	03/01/2042	12/14/2017	A	12,000,000
5,000	CA GO	4.750	02/01/2018	12/31/2017	A	5,014
20,000,000	CA GO Floaters Series 2008- DCL010 Trust	1.180 [1]	08/01/2027	12/07/2017	A	20,000,000
40,000,000	CA Golden State Tobacco Securitization Corp. (TASC) Floaters Series 2015-XF1038 Trust	1.050 [1]	06/01/2045	12/07/2017	A	40,000,000
570,000	CA Pollution Control Financing Authority (Calplant I)	7.000	07/01/2022	10/09/2021	B	607,352
170,000	CA Public Works (California Community Colleges)	4.500	10/01/2026	12/31/2017	A	170,416
150,000	CA Public Works (California Community Colleges)	4.875	12/01/2017	12/01/2017		150,000
20,000	CA Public Works (California Community Colleges)	4.875	12/01/2018	12/31/2017	A	20,054
100,000	CA Public Works (California Community Colleges)	5.250	09/01/2019	12/31/2017	A	100,273
25,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2019	12/31/2017	A	25,073

17        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$5,000	CA Public Works (Dept. of Forestry)	4.875%	10/01/2018	12/31/2017	A	$5,013
50,000	CA Public Works (Various Community Colleges)	4.875	12/01/2018	12/31/2017	A	50,134
380,000	CA Public Works (Various Community Colleges)	5.625	03/01/2019	12/31/2017	A	381,265
375,000	CA Statewide CDA (588 Charleston Project)	5.000	11/01/2019	05/07/2019	B	389,134
1,985,000	CA Statewide CDA (Bakersfield Reassessment District)	5.000	09/02/2022	07/03/2020	B	2,183,242
20,000	CA Statewide CDA Water & Wastewater	4.900	10/01/2018	12/31/2017	A	20,056
5,000	CA Water Resource Devel. GO, Series L	4.500	08/01/2018	12/31/2017	A	5,013
25,000	CA Water Resource Devel. GO, Series M	4.000	10/01/2018	12/31/2017	A	25,055
40,000	CA Water Resource Devel. GO, Series Q	4.750	03/01/2018	12/31/2017	A	40,108
35,000	CA Water Resource Devel. GO, Series Q	4.750	03/01/2021	12/31/2017	A	35,094
265,000	Castaic, CA Union School District	2.859 [2]	11/01/2019	09/09/2019	B	252,582
25,000	Castaic, CA Union School District	3.875 [2]	05/01/2018	05/01/2018		24,872
405,000	Cerritos, CA Public Financing Authority	5.000	11/01/2018	12/31/2017	A	414,202
600,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)	1.650	07/01/2018	01/01/2018	A	600,168
1,030,000	Eureka, CA Union School District	3.356 [2]	08/01/2018	08/01/2018		1,018,052
90,000	Fresno, CA Joint Powers Financing Authority	4.750	04/01/2023	04/01/2018	A	91,038
1,355,000	Fresno, CA Sewer System	5.250	09/01/2019	09/03/2018	B	1,409,457
4,545,000	Fullerton, CA Public Financing Authority	5.000	09/01/2024	03/01/2018	A	4,584,769
1,200,000	Howell Mountain, CA Elementary School District	3.418 [2]	08/01/2027	09/10/2024	B	879,444
580,000	Imperial, CA PFA (Wastewater Facility)	5.000	10/15/2019	10/15/2019		615,177
610,000	Imperial, CA PFA (Wastewater Facility)	5.000	10/15/2020	10/15/2020		666,559
845,000	Imperial, CA PFA (Water Facility)	5.000	10/15/2019	10/15/2019		896,249
885,000	Imperial, CA PFA (Water Facility)	5.000	10/15/2020	10/15/2020		967,057
1,400,000	Jefferson, CA Union High School District	6.250	08/01/2020	03/18/2019	B	1,485,470
105,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)	2.000	09/01/2018	09/01/2018		105,493
10,000	Lodi, CA Wastewater System	4.750	10/01/2024	12/31/2017	A	10,026

18        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$8,945,000	Los Angeles County, CA Community Devel. Properties Floaters Series 2016-XL0022 Trust	1.120% [1]	09/01/2042	12/07/2017	A	$8,945,000
175,000	Los Angeles County, CA Public Works Financing Authority	5.500	10/01/2018	10/01/2018		180,994
25,000	Madera County, CA COP (Valley Children’s Hospital)	4.750	03/15/2018	12/31/2017	A	25,059
5,000	Maricopa, CA Unified School District	4.125	11/01/2018	12/31/2017	A	5,009
20,000	Metropolitan Water District of Southern California Linked SAVRS & RIBS	5.750	08/10/2018	08/10/2018		20,554
515,000	Milpitas, CA Sewer COP	4.125	11/01/2024	12/31/2017	A	517,838
30,000	Modesto, CA COP (Golf Course)	5.000	11/01/2023	06/21/2021	B	31,540
1,160,000	Natomas, CA Unified School District	5.950	09/01/2021	12/03/2019	B	1,241,826
705,000	Northern, CA Inyo County Local Hospital District[3]	6.000	12/01/2021	03/21/2020	A	730,084
115,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108	7.500	09/02/2020	03/02/2018	A	116,701
30,000	Ontario, CA Redevel. Financing Authority (Project No. 1)	5.500	08/01/2018	12/31/2017	A	30,839
2,210,000	Orange County, CA COP (Civic Center Facilities)[3]	3.330 [2]	12/01/2018	12/01/2018		2,117,799
1,365,000	Palomar Pomerado, CA Health Care District COP	5.500	11/01/2019	05/08/2019	B	1,427,503
395,000	Pasadena, CA COP (Old Pasadena Parking Facility)	6.250	01/01/2018	01/01/2018		396,493
730,000	Riverbank, CA Elementary School District	3.611 [2]	08/01/2018	08/01/2018		719,189
630,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2018	09/01/2018		645,901
665,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2019	09/01/2019		698,376
695,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2020	09/01/2020		745,902
115,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000	09/02/2018	09/02/2018		116,949
120,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000	09/02/2019	09/02/2019		123,692
125,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000	09/02/2020	09/02/2020		130,828

19        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$245,000	Riverside County, CA Redevel. Agency (215 Corridor Redevel.)[3]	6.500%	12/01/2021	06/30/2020	B	$267,957
20,000	Rocklin, CA Unified School District Community Facilities District No. 1	4.125	09/01/2019	12/31/2017	A	20,026
3,810,000	Sacramento, CA City Financing Authority	5.400	11/01/2020	11/14/2019	B	4,051,287
25,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2018	10/01/2018		25,907
530,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2021	09/01/2021		576,041
1,545,000	San Jose, CA Redevel. Agency	5.000	08/01/2026	12/31/2017	A	1,549,511
10,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	4.250	08/01/2030	12/31/2017	A	10,017
10,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	4.750	08/01/2019	12/31/2017	A	10,028
45,000	San Rafael, CA Redevel. Agency Tax Allocation (Central San Rafael Redevel.)	4.500	12/01/2018	12/31/2017	A	45,100
25,000	Santa Ana, CA Community Redevel. Agency (South Main Street)	4.100	09/01/2019	12/31/2017	A	25,042
300,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2019	11/15/2019		317,634
605,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2020	11/15/2020		656,147
365,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2021	11/15/2021		404,307
255,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2021	09/01/2021		279,253
310,000	Southern CA Tobacco Securitization Authority	4.750	06/01/2025	12/15/2017	A	310,164
200,000	Tuolumne County, CA GO	4.000	11/01/2021	12/31/2017	A	200,248
560,000	Vallejo, CA Sanitation & Flood Control District	5.000	07/01/2019	01/04/2019	B	576,649
420,000	Vernon, CA Electric System	5.125	08/01/2021	05/03/2019	A	443,486
160,000	Vernon, CA Electric System	5.125	08/01/2021	05/22/2019	C	166,954
250,000	Westlands, CA Water District	5.000	09/01/2021	09/01/2021		280,068
250,000	Westlands, CA Water District	5.000	09/01/2022	09/01/2022		286,443
11,760,000	Whittier, CA Health Facilities (PIH/ IC/IMC/DRMCH Obligated Group)	4.900	06/01/2026	12/31/2020	A	12,833,688
						145,561,644
Colorado—2.4%
95,000	Arkansas River, CO Power Authority	5.000	10/01/2020	10/13/2019	B	99,584

20        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Colorado (Continued)
$40,000	CO E-470 Public Highway Authority	5.250%	09/01/2018	09/01/2018		$41,180
17,850,000	CO Health Facilities Authority (Catholic Health Initiatives) Floaters Series 2015-XF1003 Trust	1.140 [1]	02/01/2041	12/07/2017	A	17,850,000
5,630,000	CO Health Facilities Authority (Valley View Hospital Association)	5.500	05/15/2028	05/15/2018	A	5,719,967
1,085,000	Public Authority for CO (Natural Gas Energy)	5.750	11/15/2018	11/15/2018		1,126,838
15,000	Pueblo County, CO GO COP	4.500	12/01/2024	12/31/2017	A	15,035
1,919,000	Southglenn, CO Metropolitan District[3]	3.000	12/01/2021	06/28/2020	B	1,919,749
5,000	Weld County, CO School District RE002	5.000	12/01/2021	12/31/2017	A	5,014
						26,777,367
Connecticut—0.6%
6,120,000	CT GO4	4.171	06/01/2020	06/01/2020		6,200,907
170,000	Darien, CT GO	4.000	07/15/2019	12/31/2017	A	170,345
130,000	Naugatuck, CT GO	5.875	02/15/2021	08/17/2019	B	138,316
25,000	Winchester, CT GO	4.500	06/01/2019	12/31/2017	A	25,053
						6,534,621
Delaware—0.0%
30,000	Wilmington, DE GO	4.000	06/01/2022	12/31/2017	A	30,059
District of Columbia—0.5%
625,000	District of Columbia (Kipp Charter School)	5.000	07/01/2023	01/21/2022	B	715,981
4,775,000	District of Columbia Water & Sewer Authority	5.500	10/01/2023	11/09/2021	B	5,406,016
5,000	Washington D.C. Convention Center Authority (Washington Convention & Sports Authority)	4.500	10/01/2022	12/31/2017	A	5,011
						6,127,008
Florida—9.4%
175,000	Belle Isle, FL Charter School (Cornerstone Charter Academy & Cornerstone Charter High School Obligated Group)	5.500	10/01/2022	11/11/2020	B	184,908
685,000	Bonaventure, FL Devel. District Special Assessment	5.125	11/01/2022	12/31/2017	A	686,493
90,000	Dade County, FL HFA (Baptist Hospital of Miami)	5.750	05/01/2021	11/25/2019	B	96,304
20,000	Fishhawk, FL Community Devel. District	5.250	05/01/2018	12/31/2017	A	20,038

21        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$100,000	FL Capital Projects Financing Authority (Florida Universities Student Hsg.)	5.125%	10/01/2021	12/31/2017	A	$100,309
905,000	FL Capital Trust Agency (Gardens Apartments)	3.500	07/01/2025	12/07/2021	B	928,802
510,000	FL Dept. of Education (Community College)	5.000	07/01/2021	01/01/2018	A	511,469
20,000	Flagler County, FL School District	5.000	08/01/2018	12/31/2017	A	20,054
180,000	Gulf, FL Environmental Services	5.000	10/01/2018	10/01/2018		185,429
15,000	Hernando County, FL School Board[3]	4.875	12/01/2018	01/01/2018	A	15,040
11,130,000	Miami-Dade County, FL Expressway Authority Toll System Floaters Series 2012-DCL006 Trust	1.200 [1]	03/08/2030	12/14/2017	A	11,130,000
33,385,000	Miami-Dade County, FL School Board Floaters Series 2013- DCL002 Trust	1.200 [1]	05/01/2031	12/07/2017	A	33,385,000
15,500,000	Miami-Dade County, FL School Board Floaters Series 2013- DCL005 Trust	1.200 [1]	05/01/2037	12/07/2017	A	15,500,000
35,000	Oldsmar, FL Water & Sewer[3]	5.120 [2]	07/01/2020	04/26/2019	B	30,062
25,000	Orange County, FL (Sales Tax)[3]	6.125	01/01/2019	01/01/2018	A	25,707
9,215,000	Orange County, FL Health Facilities Authority (Orlando Health/Orlando Health Central Obligated Group) Floaters Series 2016-XF1056 Trust	1.030 [1]	10/01/2042	12/07/2017	A	9,215,000
160,000	Pinellas County, FL Educational Facilities Authority (Pinellas Prep Academy)	6.125	09/15/2021	04/21/2020	B	171,286
6,525,000	Saint Lucie County, FL Utility System	6.000	10/01/2020	10/15/2019	B	7,016,202
25,000	Sunrise, FL Special Tax District No. 1	4.875	10/01/2018	12/31/2017	A	25,068
635,000	Tampa, FL Sports Authority (Tampa Bay Arena)	5.750	10/01/2020	07/17/2019	B	674,776
14,760,000	Tampa-Hillsborough County, FL Expressway Authority Floaters Series 2016-XG0097 Trust	1.030 [1]	07/01/2031	12/07/2017	A	14,760,000
9,450,000	Twin Creeks North, FL Community Devel. District Floaters Series 2017-XF1066 Trust	1.270 [1]	11/01/2047	12/14/2017	A	9,450,000
						104,131,947
Georgia—1.4%
100,000	Atlanta & Fulton County, GA Recreation Authority	4.250	12/01/2023	12/31/2017	A	100,224
10,000	Atlanta, GA GO3	5.600	12/01/2018	03/06/2018	C	10,098

22        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Georgia (Continued)
$515,000	Cobb-Marietta, GA Coliseum & Exhibit Hall Authority	5.250%	10/01/2019	04/06/2019	B	$538,247
75,000	GA Medical Center Hospital Authority (CRH/CRHS/HHospital/ CRHSLT&HC/CAHS/TMC/ CHR/CHSvcs/DrsH/WMS Obligated Group)	5.500	08/01/2018	08/01/2018		77,057
5,000	GA Municipal Assoc. (Atlanta Detention Center)[3]	5.000	12/01/2018	12/21/2017	A	5,014
65,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2023	12/31/2017	A	65,185
990,000	GA Municipal Electric Authority[4]	2.989	01/01/2020	01/01/2020		988,396
1,305,000	GA Municipal Electric Authority[4]	2.989	01/01/2021	01/01/2021		1,297,066
55,000	GA Municipal Electric Authority	5.000	01/01/2023	01/01/2018	A	55,156
350,000	GA Municipal Electric Authority	5.700	01/01/2019	07/07/2018	B	357,556
55,000	GA Municipal Electric Authority	5.700	01/01/2019	07/07/2018	B	56,178
575,000	GA Private Colleges & University Authority (Mercer University)	5.000	10/01/2020	10/01/2020		618,850
280,000	GA Private Colleges & University Authority (Spelman College)	5.250	06/01/2021	12/31/2017	A	280,871
8,020,000	Gainesville & Hall County, GA Hospital (Northeast Georgia Health System) Floaters Series 2015-XF1016 Trust	1.100 [1]	08/15/2049	12/07/2017	A	8,020,000
5,000	Gwinnett County, GA Hospital Authority	4.500	10/01/2024	12/31/2017	A	5,012
50,000	Jefferson, GA Public Building Authority	5.000	04/01/2018	12/31/2017	A	50,148
240,000	Metropolitan Atlanta, GA Rapid Transit Authority	6.250	07/01/2020	07/17/2019	B	256,049
3,300,000	Morgan County, GA Hospital Authority (USDA Replacement Hospital)	2.750	09/01/2019	09/01/2019		3,280,728
						16,061,835
Idaho—0.0%
10,000	Nez Perce County, ID COP (County Jail)	4.625	02/01/2027	12/31/2017	A	10,025
Illinois—12.7%
400,000	Bolingbrook, IL Park District	5.250	01/01/2020	01/01/2020		419,964
10,155,000	Centerpoint, IL Intermodal Center Program	4.000 [1]	06/15/2023	12/18/2017	A	10,261,627
500,000	Chicago, IL Board of Education	2.893 [2]	12/01/2022	12/01/2022		434,990
300,000	Chicago, IL Board of Education	5.000	12/01/2017	12/01/2017		300,000
555,000	Chicago, IL Board of Education	5.000	12/01/2021	12/31/2017	A	556,576
600,000	Chicago, IL Board of Education	5.000	12/01/2021	12/31/2017	A	601,434
100,000	Chicago, IL Board of Education	5.000	12/01/2022	12/18/2017	A	100,159
810,000	Chicago, IL Board of Education	5.000	12/01/2023	12/31/2017	A	811,936

23        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$1,860,000	Chicago, IL Board of Education	5.000%	12/01/2025	12/31/2017	A	$1,864,445
550,000	Chicago, IL Board of Education	5.000	12/01/2027	12/01/2018	A	567,991
100,000	Chicago, IL Board of Education	5.250	12/01/2018	12/31/2017	A	100,302
610,000	Chicago, IL Board of Education	5.250	12/01/2020	12/31/2017	A	611,848
18,675,000	Chicago, IL Board of Education	6.000	01/01/2020	01/15/2019	B	19,255,046
4,745,000	Chicago, IL Board of Education (School Reform)	3.093 [2]	12/01/2020	12/01/2020		4,334,178
5,000,000	Chicago, IL Board of Education Floaters Series 2013-DCL001 Trust	1.420 [1]	05/08/2027	12/14/2017	A	5,000,000
430,000	Chicago, IL Building Acquisition COP	5.400	01/01/2018	01/01/2018		431,346
80,000	Chicago, IL Building Acquisition COP	5.400	01/01/2019	01/01/2018	A	80,239
6,110,000	Chicago, IL City Colleges	3.895 [2]	01/01/2024	01/01/2024		4,942,868
5,000	Chicago, IL GO	4.250	01/01/2025	01/01/2018	A	5,010
95,000	Chicago, IL GO	5.000	01/01/2018	01/01/2018		95,267
4,755,000	Chicago, IL GO	5.000	01/01/2019	01/01/2018	A	4,767,886
100,000	Chicago, IL GO	5.000	01/01/2020	01/01/2018	A	100,365
105,000	Chicago, IL GO	5.000	12/01/2020	12/31/2017	A	105,362
195,000	Chicago, IL GO	5.000	01/01/2021	01/01/2018	A	195,460
4,925,000	Chicago, IL GO	5.000	01/01/2021	01/01/2018	A	4,937,460
100,000	Chicago, IL GO	5.000	12/01/2021	12/31/2017	A	100,345
1,000,000	Chicago, IL GO	5.000	01/01/2022	01/01/2018	A	1,002,490
5,000	Chicago, IL GO	5.000	01/01/2022	01/01/2018	A	5,013
65,000	Chicago, IL GO	5.000	01/01/2023	01/01/2018	A	65,164
10,000	Chicago, IL GO	5.000	01/01/2024	01/01/2018	A	10,027
470,000	Chicago, IL GO	5.000	01/01/2024	01/01/2018	A	471,189
1,655,000	Chicago, IL GO3	5.000	12/01/2024	12/28/2017	A	1,660,710
45,000	Chicago, IL GO	5.000	01/01/2025	01/01/2018	A	45,120
15,000	Chicago, IL GO	5.000	01/01/2026	01/01/2018	A	15,055
495,000	Chicago, IL GO	5.000	01/01/2026	01/01/2018	A	496,317
250,000	Chicago, IL GO	5.000	01/01/2027	01/01/2018	A	250,545
450,000	Chicago, IL GO	5.250	01/01/2020	01/01/2020		478,431
275,000	Chicago, IL GO	5.250	01/01/2024	01/01/2018	A	275,787
155,000	Chicago, IL GO	5.500	01/01/2018	01/01/2018		155,451
1,600,000	Chicago, IL Public Building Commission	7.000	01/01/2020	07/09/2019	B	1,728,048
100,000	Chicago, IL Sales Tax	5.000	01/01/2019	01/01/2018	A	101,900
560,000	Chicago, IL Sales Tax	5.000	01/01/2021	01/01/2018	A	561,366
170,000	Chicago, IL Sales Tax	5.000	01/01/2022	01/01/2018	A	170,415
150,000	Chicago, IL Sales Tax	5.000	01/01/2024	01/01/2018	A	150,366
40,000	Chicago, IL State University (Auxiliary Facilities System)[3]	5.000	12/01/2018	01/01/2018	A	40,126
1,800,000	Cook County, IL Community College District No. 508 (City Colleges Chicago)	5.000	12/01/2021	12/01/2021		1,947,150
5,360,000	Cook County, IL Community High School District No. 219 (Niles Township)	5.000	12/01/2023	12/01/2017	A	5,360,000

24        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$2,650,000	Cook County, IL GO	5.000%	11/15/2021	12/31/2017	A	$2,658,745
380,000	Cook County, IL School District No. 148 Dolton	4.750	12/01/2022	12/01/2018	A	389,945
700,000	Cook County, IL School District No. 159 Matteson-Richton Park	2.948 [2]	12/01/2020	12/01/2020		633,402
300,000	DeKalb County, IL Community Unit School District No. 424	1.325 [2]	01/01/2018	01/01/2018		299,652
45,000	East Dundee, IL Tax Increment (Route 25 South Redevel.)[3]	5.250	12/01/2022	02/16/2021	B	44,902
105,000	Eastern Illinois University (Auxiliary Facilities System)	4.125	04/01/2022	12/31/2017	A	105,198
300,000	Franklin & Williamson Counties, IL Community Unit School District No. 168	3.250	12/01/2018	12/01/2018		302,661
995,000	IL Civic Center[3]	6.250	12/15/2020	07/14/2019	B	1,034,691
290,000	IL Finance Authority (AHCN/ AH&HC/ANSHN/ACMC/ASH Obligated Group)	5.500	11/01/2018	11/01/2018		300,611
1,540,000	IL Finance Authority (Rehabilitation Institute of Chicago)	5.000	07/01/2021	07/01/2021		1,686,885
1,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)	5.000	07/01/2022	07/01/2022		1,115,670
1,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)	5.000	07/01/2023	07/01/2023		1,132,110
13,800,000	IL GO Floaters Series 2015- XF1012 Trust	1.200 [1]	07/01/2033	12/07/2017	A	13,800,000
5,715,000	IL GO Floaters Series 2015- XF1013 Trust	1.220 [1]	05/01/2033	12/07/2017	A	5,715,000
10,000	IL Health Facilities Authority (Michael Reese Hospital & Medical Center)	7.600	02/15/2019	06/20/2018	A	10,411
45,000	IL Hsg. Devel. Authority	4.600	09/01/2025	12/31/2017	A	45,109
365,000	IL Hsg. Devel. Authority	4.625	07/01/2023	01/01/2018	A	365,832
150,000	IL Medical District COP	5.000	06/01/2022	12/31/2017	A	150,210
195,000	IL Sales Tax	6.500	06/15/2022	07/30/2020	B	215,762
400,000	Iroquois & Kankakee Counties, IL Community Unit School District No. 4	4.125	11/01/2019	12/31/2017	A	400,840
4,000,000	Kendall County, IL Forest Preserve District	5.250	01/01/2023	01/01/2018	A	4,012,120
100,000	La Salle & DeKalb Counties, IL Community Unit School District No. 1	4.100	12/30/2017	12/30/2017		100,151
500,000	Lansing, IL GO	4.000	03/01/2018	03/01/2018		502,895

25        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$240,000	Lee & Ogle Counties, IL Community Unit School District No. 275	5.300%	12/01/2018	12/01/2018		$248,846
1,000,000	Madison Macoupin Counties, IL Community College Districts No. 536	5.000	11/01/2021	11/01/2021		1,091,730
310,000	Matteson, IL Waterworks	4.000	12/01/2019	12/31/2017	A	310,422
600,000	Northern IL University COP	4.000	09/01/2019	09/01/2019		612,030
1,110,000	Railsplitter, IL Tobacco Settlement Authority	6.250	06/01/2024	12/20/2017	A	1,168,208
150,000	Riverdale, IL GO	4.800	01/01/2023	01/01/2018	A	150,203
300,000	Rock Island County, IL School District No. 40	3.800	02/01/2021	02/01/2018	A	300,864
500,000	Rock Island County, IL School District No. 41	4.500	12/01/2025	12/31/2017	A	501,260
300,000	Saint Clair County, IL School District No. 189 East Saint Louis	5.100	01/01/2020	01/01/2020		302,688
100,000	Southwestern IL Devel. Authority (Belleville Township)	4.000	10/01/2018	12/31/2017	A	100,217
200,000	Southwestern IL Devel. Authority (Granite City)	5.250	03/01/2023	03/01/2019	A	201,392
1,080,000	Southwestern IL Devel. Authority (Memorial Group)	6.375	11/01/2023	05/31/2022	B	1,268,579
2,110,000	University of Illinois Board of Trustees COP	5.250	10/01/2022	12/31/2017	A	2,117,702
1,020,000	University of Illinois Board of Trustees COP	5.250	10/01/2026	12/31/2017	A	1,023,692
370,000	University Park, IL (Village of University Park Illinois)	4.100	12/01/2017	12/01/2017		370,000
385,000	University Park, IL (Village of University Park Illinois)	4.200	12/01/2018	12/31/2017	A	385,843
280,000	University Park, IL (Village of University Park Illinois)	4.250	12/01/2017	12/01/2017		280,000
70,000	University Park, IL (Village of University Park Illinois)	4.250	12/01/2018	12/31/2017	A	70,155
700,000	Western IL EDA (Jacksonville School District No. 117)	2.000	01/01/2018	01/01/2018		700,294
20,455,000	Will County, IL Community Unit School District No. 365 (Valley View)	3.443 [2]	11/01/2023	11/01/2023		17,325,794
750,000	Will County, IL School District No. 88A Richland	4.100	10/01/2025	10/01/2019	A	772,748
						140,298,243
Indiana—2.7%
890,000	Gary Chicago, IN International Airport Authority	5.500	02/01/2025	02/01/2019	A	924,941
8,820,000	Gary, IN Sanitary District	5.050	01/15/2029	11/28/2021	A	9,618,034

26        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Indiana (Continued)
$1,000,000	Hammond, IN Local Public Improvement District	5.000%	02/01/2024	02/01/2018	A	$1,005,830
3,315,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)	1.050 [1]	07/01/2039	12/07/2017	A	3,315,000
9,075,000	IN Transportation Finance Authority	5.500	12/01/2022	06/26/2021	B	10,250,666
3,000,000	Indiana, IN Bond Bank Special Program Floaters Series 2015-XF0115	1.320 [1]	04/15/2019	12/07/2017	A	3,000,000
615,000	Merrillville, IN Economic Devel. (Belvedere Hsg.)	5.050	04/01/2026	06/11/2023	B	599,065
835,000	Michigan City, IN Multifamily Hsg. (Silver Birch Project)	4.500	01/01/2026	08/17/2023	B	820,271
100,000	Mishawaka, IN Waterworks	4.000	07/01/2018	04/03/2018	B	100,983
300,000	Richland Bean Blossom, IN School Building Corp.	5.000	07/15/2018	04/17/2018	B	304,176
170,000	Wa-Nee, IN Middle School Building Corp.	5.000	07/15/2018	04/17/2018	B	172,195
						30,111,161
Iowa—0.0%
265,000	Carlisle, IA Community School District	4.000	05/01/2022	12/31/2017	A	265,384
10,000	IA HFA (Multifamily Hsg.)	6.000	04/01/2021	04/01/2018	A	10,116
						275,500
Kansas—0.5%
25,000	KS Devel. Finance Authority	5.250	11/01/2028	11/01/2018	A	25,886
5,060,000	Manhattan, KS GO	1.250	06/15/2018	12/31/2017	A	5,060,456
						5,086,342
Kentucky—0.5%
460,000	Corbin, KY Independent School District	2.000	02/01/2018	02/01/2018		460,414
90,000	KY EDFA (Louisville Arena Authority)	5.750	12/01/2028	06/01/2018	A	91,111
5,000,000	KY EDFA (Masonic Home Independent Living II)	2.500	05/15/2022	05/15/2018	A	5,001,250
10,000	KY Rural Water Finance Corp.	4.375	02/01/2023	12/31/2017	A	10,023
10,000	KY Rural Water Finance Corp.	4.750	02/01/2028	12/31/2017	A	10,026
						5,572,824
Louisiana—0.2%
1,750,000	LA Tobacco Settlement Financing Corp. (TASC)	5.000	05/15/2020	05/15/2020		1,882,160
445,000	LA Tobacco Settlement Financing Corp. (TASC)	5.000	05/15/2026	12/31/2017	A	448,106

27        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Louisiana (Continued)
$390,000	Monroe, LA Sales Tax	3.000%	03/01/2020	12/31/2017	A	$390,421

						2,720,687
Maryland—0.0%
95,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)	4.400	07/01/2021	01/01/2018	A	95,211
25,000	MD H&HEFA (Johns Hopkins Health System)	4.987 [2]	07/01/2019	12/31/2018	B	23,602
50,000	Prince Georges County, MD IDA (Upper Marlboro Justice)	4.250	06/30/2019	12/31/2017	A	50,105

						168,918
Massachusetts—1.2%
1,355,000	Boston, MA Water & Sewer	5.250	11/01/2019	03/22/2019	B	1,413,265
250,000	MA Devel. Finance Agency (Avon Association)	5.000	04/01/2018	04/01/2018		253,107
345,000	MA Devel. Finance Agency (Lawrence General Hospital)	5.000	07/01/2018	07/01/2018		350,803
15,000	MA Devel. Finance Agency (Linden Ponds)	4.680	11/15/2021	11/15/2021		15,131
17,340	MA Devel. Finance Agency (Linden Ponds)	6.250	11/15/2018	11/15/2018		17,605
100,000	MA H&EFA (Harvard Pilgrim Health Care/Pilgrim Health Care Obligated Group)	4.750	07/01/2022	01/01/2018	A	100,227
780,000	MA H&EFA (Milford Regional Medical Center)	5.000	07/15/2022	12/31/2017	A	781,942
50,000	MA Ralph C. Mahar Regional School District	4.000	08/01/2018	12/31/2017	A	50,089
40,000	MA Ralph C. Mahar Regional School District	4.000	08/01/2019	12/31/2017	A	40,051
4,000,000	MA School Building Authority	5.000	08/15/2025	08/15/2022	A	4,572,000
1,750,000	MA Special Obligation[4]	2.535	01/01/2018	01/01/2018		1,750,350
3,395,000	MA Water Resources Authority	6.500	07/15/2019	10/21/2018	B	3,534,127
5,000	Worcester, MA GO	4.125	09/15/2023	12/31/2017	A	5,010
10,000	Worcester, MA GO	4.200	11/01/2024	12/31/2017	A	10,020

						12,893,727
Michigan—1.1%
400,000	Allen Park, MI GO	4.000	04/01/2020	12/31/2017	A	400,868
315,000	Charyl Stockwell Academy, MI Public School Academy	4.875	10/01/2023	05/22/2021	B	316,805
4,000,000	Detroit, MI City School District Floaters Series 2016-XG0091 Trust	1.170 [1]	05/01/2030	12/07/2017	A	4,000,000
1,100,000	Detroit, MI Downtown Devel. Authority	4.750	07/01/2025	12/31/2017	A	1,114,575
31,000	Detroit, MI GO	5.250	04/01/2019	04/01/2019		30,685

28        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Michigan (Continued)
$50,000	Detroit, MI Sewer Disposal System	5.250%	07/01/2019	01/01/2018	A	$50,130
50,000	Detroit, MI Sewer Disposal System	5.739 [2]	07/01/2018	07/01/2018		49,496
50,000	Detroit, MI Water Supply System	4.800	07/01/2018	07/01/2018		50,929
2,190,000	Detroit, MI Water Supply System	5.750	07/01/2025	07/01/2018	A	2,245,626
60,000	Highland Park, MI Building Authority	7.750	05/01/2018	05/01/2018		61,565
345,000	Lapeer, MI GO	5.000	12/01/2017	12/01/2017		345,000
515,000	MI Hsg. Devel. Authority, Series A	4.750	10/01/2019	09/26/2018	A	524,800
570,000	Muskegon Heights, MI Water System	4.000	11/01/2026	05/01/2018	A	573,762
50,000	Northville, MI Public Schools	4.000	05/01/2019	12/31/2017	A	50,087
1,400,000	Summit Academy North, MI Public School Academy	4.000	11/01/2024	11/11/2023	B	1,361,220
1,115,000	Wayne County, MI Downriver Sewer Disposal	5.125	11/01/2018	05/01/2018	A	1,128,938
375,000	Wayne, MI GO	4.400	10/01/2021	04/01/2018	A	375,244

						12,679,730
Minnesota—1.2%
205,000	Arlington, MN GO	3.000	12/01/2019	12/31/2017	A	205,273
7,420,000	MN HEFA (Carleton College)	1.040	04/01/2035	12/07/2017	A	7,420,000
290,000	St. Paul, MN Hsg. & Redevel. Authority (Higher Ground Academy)[3]	5.000	12/01/2018	12/01/2018		297,633
4,500,000	St. Paul, MN Hsg. & Redevel. Authority (Un Flats Apts.)	2.750 [1]	02/01/2022	02/01/2021	D	4,476,375
750,000	St. Paul, MN Hsg. & Redevel. Authority Charter School (St. Paul City School)	4.500	07/01/2028	02/23/2024	B	735,142
100,000	Woodbury, MN Charter School (MSA Building Company)	2.900	12/01/2017	12/01/2017		100,000
205,000	Woodbury, MN Charter School (MSA Building Company)	3.650	12/01/2020	12/01/2020		213,620

						13,448,043
Mississippi—0.2%
900,000	MS Devel. Bank (Jackson Public School District)	5.000	10/01/2023	05/10/2022	B	999,378
800,000	MS Devel. Bank (Jackson Water & Sewer System)	5.250	12/01/2022	12/01/2022		912,312
105,000	Parkway East, MS Public Improvement District	4.250	05/01/2020	04/30/2018	A	104,994

						2,016,684
Missouri—1.3%
245,000	Brentwood, MO Tax Increment (Hanley Stadium Redevel.)	3.200	11/01/2021	02/24/2018	B	243,128
385,000	Kansas City, MO IDA (Sales Tax)	4.250	04/01/2026	12/25/2022	B	398,360

29        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Missouri (Continued)
$1,775,000	MO Devel. Finance Board (Branson Landing)	6.000%	06/01/2020	07/05/2019	B	$1,854,023
5,000	MO Environmental Improvement & Energy Resources Authority	4.250	07/01/2026	01/01/2018	A	5,011
40,000	MO Environmental Improvement & Energy Resources Authority	5.000	01/01/2020	01/01/2018	A	40,120
70,000	MO Environmental Improvement & Energy Resources Authority	5.500	07/01/2019	01/01/2018	A	70,219
75,000	MO Monarch-Chesterfield Levee District	5.750	03/01/2019	12/31/2017	A	75,258
1,380,000	St. Louis County, MO IDA ( Friendship Village)	5.000	09/01/2023	10/07/2021	B	1,526,391
9,915,000	St. Louis, MO Airport (Lambert- St. Louis International Airport) Floaters Series 2007 DCL-004 Trust	1.150 [1]	07/01/2026	12/07/2017	A	9,915,000

						14,127,510
Nevada—0.3%
140,000	Clark County, NV School District	5.000	06/15/2021	06/15/2018	A	142,744
1,045,000	North Las Vegas, NV GO	5.000	05/01/2021	12/31/2017	A	1,046,589
550,000	North Las Vegas, NV Wastewater Reclamation System	5.000	10/01/2021	12/31/2017	A	550,836
495,000	North Las Vegas, NV Wastewater Reclamation System	5.000	10/01/2022	12/31/2017	A	495,649
745,000	North Las Vegas, NV Wastewater Reclamation System	5.000	10/01/2023	12/31/2017	A	745,916
60,000	Reno, NV Hospital (RRMC/RTCS/ RSMMC Obligated Group)	5.500	06/01/2023	06/01/2018	A	61,180
590,000	Reno, NV Hospital (RRMC/RTCS/ RSMMC Obligated Group)	5.500	06/01/2023	06/01/2018	A	602,018

						3,644,932
New Hampshire—0.1%
750,000	NH H&EFA (Hillside Village)	3.500	07/01/2022	07/01/2019	A	753,645
New Jersey—12.2%
250,000	Atlantic City, NJ GO	5.000	03/01/2027	03/01/2027		293,390
10,000,000	Atlantic City, NJ GO Floaters Series 2017-XF2482 Trust	1.020 [1]	03/01/2042	12/07/2017	A	10,000,000
425,000	Bound Brook Boro, NJ GO	4.000	02/15/2020	02/15/2018	A	427,295
3,515,000	Casino Reinvestment Devel. Authority of NJ	5.000	11/01/2023	11/01/2023		3,921,158
25,000	Casino Reinvestment Devel. Authority of NJ	5.250	06/01/2018	12/31/2017	A	25,084
2,525,000	Casino Reinvestment Devel. Authority of NJ	5.250	01/01/2019	01/01/2018	A	2,545,882
145,000	Casino Reinvestment Devel. Authority of NJ	5.250	06/01/2019	12/31/2017	A	145,467

30        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New Jersey (Continued)
$1,500,000	Casino Reinvestment Devel. Authority of NJ	5.250%	01/01/2024	01/01/2018	A	$1,532,340
1,000,000	Casino Reinvestment Devel. Authority of NJ (Hotel Room Fee)	5.250	01/01/2022	01/01/2018	A	1,017,410
75,000	Essex County, NJ Improvement Authority (Newark)	5.000	11/01/2020	11/13/2019	B	79,411
150,000	Jackson Township, NJ School District	5.250	06/15/2019	12/26/2018	B	155,169
330,000	Newark, NJ GO	5.000	07/15/2018	07/15/2018		335,310
500,000	Newark, NJ GO	5.000	07/15/2018	07/15/2018		508,045
335,000	Newark, NJ GO	5.000	07/15/2019	07/15/2019		347,023
500,000	Newark, NJ GO	5.000	07/15/2019	07/15/2019		517,945
1,500,000	NJ Building Authority	5.000	06/15/2025	06/15/2025		1,704,105
1,000,000	NJ Building Authority	5.000	06/15/2025	06/15/2025		1,207,200
135,000	NJ EDA (Friends of Teaneck Community Charter School)	3.500	09/01/2022	01/03/2021	B	134,353
820,000	NJ EDA (Motor Vehicle Surcharges)	5.250	07/01/2025	07/01/2025		1,007,747
6,840,000	NJ EDA (Motor Vehicle Surcharges)	5.250	07/01/2025	07/01/2025		7,895,754
15,000	NJ EDA (Municipal Loan Pool)	4.625	11/15/2020	12/31/2017	A	15,038
2,000,000	NJ EDA (School Facilities Construction)	5.000	03/01/2023	03/01/2023		2,204,840
3,000,000	NJ EDA (School Facilities Construction)	5.000	03/01/2025	03/01/2023	A	3,263,070
3,010,000	NJ EDA (School Facilities Construction)	5.500	09/01/2023	09/01/2023		3,453,614
6,000,000	NJ EDA (School Facilities Construction)	5.500	09/01/2024	09/01/2024		6,893,280
1,000,000	NJ Educational Facilities Authority (Higher Education)	5.000	06/15/2026	06/15/2024	A	1,100,360
45,000	NJ Educational Facilities Authority (University of Medicine and Dentistry of New Jersey)	6.000	12/01/2017	12/01/2017		45,000
11,610,000	NJ Health Care Facilities Financing Authority (Hackensack University Medical Center)	5.125	01/01/2021	01/01/2018	A	11,644,133
2,325,000	NJ Health Care Facilities Financing Authority (SJHS/SJH&MC/GPD/ GPDH/SJRC/HviewA/HsideA/ Hhouse/SJHlth/200HPC/SJWC/ SJWHF Obligated Group)	6.000	07/01/2018	07/01/2018		2,388,194
10,000	NJ Hsg. & Mtg. Finance Agency	4.375	11/01/2019	12/31/2017	A	10,020
15,000	NJ Sports & Expositions Authority	4.125	09/01/2018	12/31/2017	A	15,026
14,860,000	NJ Tobacco Settlement Financing Corp.	4.500	06/01/2023	12/15/2017	A	15,082,306
20,000	NJ Tobacco Settlement Financing Corp.	4.625	06/01/2026	12/15/2017	A	20,069

31        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New Jersey (Continued)
$3,000,000	NJ Tobacco Settlement Financing Corp.	5.000%	06/01/2029	12/15/2017	A	$3,005,640
3,215,000	NJ Tobacco Settlement Financing Corp.	5.389 [2]	06/01/2041	12/15/2017	A	873,612
52,175,000	NJ Tobacco Settlement Financing Corp.	5.410 [2]	06/01/2041	12/15/2017	A	14,519,259
5,000,000	NJ Transportation Trust Fund Authority	5.000	06/15/2023	06/15/2018	A	5,094,500
1,645,000	NJ Transportation Trust Fund Authority	5.000	06/15/2025	06/15/2022	A	1,796,505
750,000	NJ Transportation Trust Fund Authority	5.000	12/15/2026	12/31/2017	A	751,703
1,370,000	NJ Transportation Trust Fund Authority	5.250	12/15/2023	12/15/2023		1,562,389
4,505,000	NJ Transportation Trust Fund Authority	5.250	12/15/2023	12/15/2023		5,105,471
460,000	NJ Transportation Trust Fund Authority	5.250	06/15/2026	06/15/2021	A	499,730
200,000	NJ Transportation Trust Fund Authority	5.500	12/15/2017	12/15/2017		200,240
12,160,000	NJ Transportation Trust Fund Authority	5.500	12/15/2019	12/15/2019		12,937,510
5,000,000	NJ Transportation Trust Fund Authority	5.500	12/15/2020	12/15/2020		5,450,400
3,260,000	NJ Turnpike Authority	6.000	01/01/2019	07/08/2018	B	3,359,528
125,000	Salem County, NJ Improvement Authority (Stand Up for Salem)	5.375	08/15/2028	12/31/2017	A	125,385

						135,216,910
New Mexico—0.1%
210,000	Farmington, NM Hospital (San Juan Regional Medical Center)	5.000	06/01/2023	12/31/2017	A	210,626
540,000	University of New Mexico	6.000	06/01/2021	09/03/2019	B	578,820

						789,446
New York—4.4%
310,000	Albany, NY IDA (Sage Colleges)	5.250	04/01/2019	10/05/2018	B	309,113
2,030,000	Buffalo & Erie County, NY Industrial Land Devel. (Medaille College)	5.000	04/01/2022	05/07/2020	B	2,138,625
750,000	Dutchess County, NY IDA (Bard College)	5.000	08/01/2022	01/31/2018	A	749,992
425,000	Jefferson County, NY IDA Solid Waste Disposal (Reenergy Black River LLC)	4.750	01/01/2020	02/08/2019	B	416,211
3,000,000	Nassau County, NY Tobacco Settlement Corp. (TASC)	5.250 [5]	06/01/2026	12/31/2017	A	3,000,360
155,000	NY Counties Tobacco Trust VI (TASC)	4.000	06/01/2019	06/01/2019		160,648

32        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$345,000	NY Counties Tobacco Trust VI (TASC)	4.000%	06/01/2020	06/01/2020		$364,886
350,000	NY Counties Tobacco Trust VI (TASC)	5.000	06/01/2021	06/01/2021		387,989
300,000	NY Counties Tobacco Trust VI (TASC)	5.000	06/01/2022	06/01/2022		339,306
685,000	NY Counties Tobacco Trust VI (TASC)	5.000	06/01/2023	06/01/2023		786,764
460,000	NY Counties Tobacco Trust VI (TASC)	5.000	06/01/2026	06/01/2026		537,524
6,455,000	NYC GO	5.000	08/01/2022	08/01/2021	A	7,190,289
9,070,000	NYC GO	5.000	10/01/2022	10/01/2022		10,346,784
210,000	NYC IDA (Queens Baseball Stadium)	5.000	01/01/2018	01/01/2018		210,647
1,130,000	NYS DA (ALIA-PSCH)[3]	4.800	12/01/2023	06/23/2021	B	1,147,345
5,500,000	NYS DA (State University Educational Facilities)	5.500	05/15/2019	09/15/2018	B	5,663,515
5,000,000	NYS ERDA (Niagara Mohawk Power Corp.)	3.319 [1]	12/01/2023	12/01/2023		5,000,000
4,860,000	NYS UDC (State Facilities)	5.700	04/01/2020	04/15/2019	B	5,114,810
4,275,000	Oyster Bay, NY GO	4.000	06/01/2018	06/01/2018		4,312,663
100,000	Poughkeepsie City, NY GO	4.000	03/15/2019	12/31/2017	A	100,201
80,000	Poughkeepsie, NY City School District	4.500	05/01/2027	12/31/2017	A	80,194
50,000	Ramapo, NY GO	4.000	08/01/2020	12/31/2017	A	50,092
100,000	Ramapo, NY GO	4.000	08/01/2021	12/31/2017	A	100,183
5,000	Riverhead, NY GO	4.000	12/01/2023	12/31/2017	A	5,008
455,000	St. Lawrence County, NY IDA (Curran Renewable Energy)	6.200	12/01/2017	12/01/2017		455,000
30,000	Suffolk County, NY IDA (Dowling College)[6]	6.700	12/01/2020	12/01/2020		7,500

						48,975,649
North Carolina—0.0%
100,000	Charlotte, NC COP	3.000	06/01/2022	12/31/2017	A	100,109
250,000	NC Medical Care Commission (Catholic Health East)	5.250	11/15/2022	12/31/2017	A	250,778
5,000	University of North Carolina System (NCATSU/UNCC/UNCG/ UNCW/UNCA Obligated Group)	5.000	04/01/2022	12/31/2017	A	5,014

						355,901
North Dakota—0.1%
650,000	West Fargo, ND GO	4.500	05/01/2019	12/31/2017	A	656,890
80,000	Williston, ND Sales Tax	3.000	05/01/2020	03/15/2020	B	79,667

						736,557
Ohio—1.4%
150,000	Akron, OH Sewer System	5.000	12/01/2017	12/01/2017		150,000

33        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Ohio (Continued)
$1,355,000	Butler County, OH Hospital Facilities (UCH/UCHS/ UCMC/WCHosp/UCPC Obligated Group)	5.500%	11/01/2022	11/01/2020	A	$1,493,494
30,000	Cincinnati, OH GO	4.250	12/01/2017	12/01/2017		30,000
5,520,000	Cleveland, OH Waterworks (Dept. of Public Utilities Division)	5.500	01/01/2021	07/27/2019	B	5,852,470
90,000	Lorain, OH Urban Renewal	4.250	12/01/2017	12/01/2017		90,000
2,000,000	OH Air Quality Devel. Authority (First Energy Generation)	5.625	06/01/2018	06/01/2018		1,990,240
500,000	OH HFA	5.000	04/01/2027	12/31/2017	A	501,460
2,225,000	OH Higher Educational Facility Commission (Hiram College)	6.000	10/01/2021	10/01/2018	A	2,266,429
2,460,000	OH Higher Educational Facility Commission (University of Dayton)[4]	3.501	12/01/2023	12/01/2023		2,424,699
940,000	OH River South Authority (Lazarus Building Redevel.)[3]	5.750	12/01/2027	12/29/2017	A	942,012
5,000	Parma, OH City School District COP	4.000	12/01/2017	12/01/2017		5,000

						15,745,804
Oklahoma—0.4%
575,000	McGee Creek, OK Water Authority[3]	6.000	01/01/2023	09/02/2020	B	623,731
2,490,000	OK Devel. Finance Authority (Haverland Carter Lifestyle Group/La Vida Llena/Sommerset Neighborhood Obligated Group)	5.000	07/01/2025	09/22/2022	B	2,728,617
620,000	OK Municipal Power Authority	5.750	01/01/2024	03/27/2020	B	671,063
17,368	Oklahoma County, OK HFA (Single Family Mtg.)[3]	4.300	10/01/2020	12/31/2017	A	17,404

						4,040,815
Oregon—0.0%
5,000	Clackamas County, OR School District No. 86	4.350	06/15/2025	12/31/2017	A	5,012
5,000	OR Bond Bank (OR Economic & Community Devel.)	4.000	01/01/2024	01/01/2018	A	5,109
165,000	OR Health & Science University	2.975 [2]	07/01/2021	01/24/2020	B	146,046
75,000	Tri-County, OR Metropolitan Transportation District	3.000	11/01/2018	12/31/2017	A	75,113
10,000	Tualatin, OR GO	4.000	12/15/2022	12/31/2017	A	10,020
40,000	Umatilla County, OR Hospital Facility Authority (Catholic Health Initiatives)	4.750	05/01/2029	12/31/2017	A	40,022
15,000	Umatilla County, OR Hospital Facility Authority (Catholic Health Initiatives)	5.000	05/01/2022	12/31/2017	A	15,121

34        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Oregon (Continued)
$100,000	Umatilla County, OR School District No. 61 (Stanfield)	3.950%		06/15/2018	12/31/2017	A	$100,233
							396,676
Other Territory—3.5%
19,755,000	Public Hsg. Capital Fund Multi-State Revenue Trust I Floaters Series 2017-XG0136 Trust	1.500	[1]	12/01/2029	12/07/2017	A	19,755,000
7,030,000	Public Hsg. Capital Fund Multi-State Revenue Trust II Floaters Series 2017-XG0137 Trust	1.550	[1]	09/01/2027	12/07/2017	A	7,030,000
11,345,000	Public Hsg. Capital Fund Multi-State Revenue Trust II Floaters Series 2017-XG0138 Trust	1.500	[1]	07/01/2033	12/07/2017	A	11,345,000
486,660	Public Hsg. Capital Fund Multi-State Revenue Trust III	5.000		07/01/2022	04/23/2020	B	487,365
							38,617,365
Pennsylvania—3.6%
150,000	Allegheny County, PA HDA (Jefferson Regional Medical Center)	4.750		05/01/2025	12/31/2017	A	150,217
135,000	Allegheny County, PA HEBA (Duquesne University of the Holy Spirit)	5.000		04/01/2019	06/18/2018	A	138,521
445,000	Allegheny County, PA HEBA (Robert Morris University)	5.000		10/15/2026	02/24/2025	B	511,937
645,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)	5.600		07/01/2023	03/23/2021	B	633,661
1,500,000	Bangor, PA Area School District	2.500		03/15/2023	12/31/2017	A	1,500,690
235,000	Berks County, PA GO	5.850		11/15/2018	08/15/2018	B	241,707
3,100,000	Erie County, PA Hospital Authority (St. Vincent’s Health)	7.000		07/01/2027	07/01/2020	A	3,308,072
345,000	Hazleton, PA GO	4.000		12/01/2017	12/01/2017		345,000
355,000	Hazleton, PA GO	4.050		12/01/2018	12/31/2017	A	355,735
365,000	Hazleton, PA GO	4.100		12/01/2019	12/31/2017	A	365,909
2,075,000	Luzerne County, PA GO	5.000		05/15/2022	05/15/2022		2,297,564
2,260,000	Luzerne County, PA GO	5.000		05/15/2023	05/15/2023		2,542,364
2,795,000	Luzerne County, PA GO	5.000		11/15/2023	11/15/2023		3,165,673
585,000	Luzerne County, PA GO	7.000		11/01/2018	11/01/2018		609,827
500,000	Oswayo Valley, PA School District	2.000		02/15/2020	12/31/2017	A	500,030
2,120,000	PA Convention Center Authority	6.000		09/01/2019	03/08/2019	B	2,224,516
2,750,000	PA EDFA (US Airways Group)	8.000		05/01/2029	05/01/2020	A	3,053,160
2,520,000	PA State Public School Building Authority (Philadelphia School District)	5.000		04/01/2018	04/01/2018		2,545,603
6,200,000	PA State Public School Building Authority (Philadelphia School District)	5.000		06/01/2023	06/01/2023		6,960,306

35        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Pennsylvania (Continued)
$730,000	Philadelphia, PA Authority for Industrial Devel. (Tacony Academy Charter School)	6.250%		06/15/2023	02/27/2021	B	$797,518
190,000	Philadelphia, PA Regional Port Authority	5.000		09/01/2019	09/01/2018	A	194,568
50,000	Pittsburgh & Allegheny County, PA Sports & Exhibition Authority	4.050		02/15/2018	12/31/2017	A	50,099
3,050,000	Pottsville, PA Hospital Authority (LVHN/LVlyH/LVHM/SRehC/SRMC/ NPHC/SMCSJS/PMCtr/PHSsy Obligated Group)	5.750		07/01/2022	08/15/2020	B	3,328,282
500,000	St. Mary Hospital Authority, PA Health System (Catholic Health East)	5.000		11/15/2021	05/15/2020	A	543,405
825,000	Stroudsburg, PA Area School District	3.000		04/01/2027	12/31/2017	A	825,413
1,010,000	Wilkes-Barre, PA Area School District	5.000		08/01/2024	08/01/2024		1,153,309
1,160,000	Wilkes-Barre, PA Area School District	5.000		08/01/2026	08/01/2026		1,342,410
							39,685,496
Rhode Island—0.0%
10,000	RI Clean Water Finance Agency	4.500		10/01/2022	12/31/2017	A	10,077
5,000	RI Clean Water Protection Finance Agency	5.000		10/01/2018	12/31/2017	A	5,014
100,000	RI Clean Water Protection Finance Agency	5.500		10/01/2018	12/31/2017	A	100,322
50,000	RI Economic Devel. Corp. (University of Rhode Island Steam Generation Facility)	5.000		11/01/2019	12/31/2017	A	50,140
							165,553
South Carolina—0.0%
25,000	SC Jobs-EDA (FMU Student Hsg.)	4.250		08/01/2024	12/31/2017	A	25,029

Tennessee—3.1%
380,000	Bristol, TN Industrial Devel. Board	4.722	[2]	12/01/2018	12/01/2018		367,684
1,250,000	Bristol, TN Industrial Devel. Board	4.846	[2]	12/01/2019	12/01/2019		1,163,350
1,000,000	Bristol, TN Industrial Devel. Board	4.909	[2]	12/01/2020	12/01/2020		885,140
10,000,000	Chattanooga, TN HE&HFB (Catholic Health Initiatives)	1.380	[1]	05/01/2039	12/07/2017	A	10,000,000
2,720,000	Chattanooga, TN HE&HFB (Catholic Health Initiatives) Floaters Series 2015-XF1023 Trust	1.150	[1]	01/01/2045	12/07/2017	A	2,720,000
675,000	Clarksville, TN Natural Gas Acquisition Corp.	5.000		12/15/2017	12/15/2017		675,770

36        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Tennessee (Continued)
$635,000	Elizabethton, TN H&EFB (MSHA/ BRMMC/SCCH/NCH Obligated Group)	7.000%	07/01/2020	01/26/2019	A	$684,479
10,000,000	Metropolitan Government Nashville & Davidson Counties, TN H&EFB (Vanderbilt University Medical Center) Floaters Series 2016-XF1054 Trust	1.120 [1]	07/01/2046	12/07/2017	A	10,000,000
5,000,000	TN Energy Acquisition Gas Corp.	2.650	11/01/2020	11/01/2020		4,944,700
2,000,000	TN Energy Acquisition Gas Corp.	5.000	02/01/2019	02/01/2019		2,077,460
200,000	TN Energy Acquisition Gas Corp.	5.250	09/01/2018	09/01/2018		205,732
200,000	TN Energy Acquisition Gas Corp.	5.250	09/01/2019	09/01/2019		212,164
						33,936,479

Texas—8.1%
725,000	Arlington, TX Higher Education Finance Corp. (Leadership Prep School)	4.000	06/15/2026	06/17/2023	B	714,176
29,920,000	Austin, TX GO	5.250	05/15/2025	06/26/2023	B	34,910,357
75,000	Bedford, TX GO	5.000	02/01/2018	12/31/2017	A	75,230
1,200,000	Board of Managers Joint Guadalupe County-City of Seguin, TX Hospital	5.000	12/01/2023	12/01/2023		1,291,152
1,865,000	Board of Managers Joint Guadalupe County-City of Seguin, TX Hospital	5.000	12/01/2024	12/01/2024		2,014,349
10,000	Brazoria County, TX Municipal Utility District No. 26	4.125	09/01/2018	12/31/2017	A	10,021
50,000	Clifton, TX Higher Education Finance Corp. (Tejano Center Community Concerns)	7.750	02/15/2018	02/15/2018		50,321
425,000	Dallas, TX GO	5.000	02/15/2018	01/11/2018	A	426,632
190,000	Dallas, TX GO	5.000	02/15/2019	01/11/2018	A	190,730
675,000	El Paso County, TX Hospital District COP	5.000	08/15/2025	08/15/2023	A	763,681
1,085,000	Fort Bend County, TX Levee Improvement District No. 11	4.050	09/01/2027	12/31/2017	A	1,087,387
275,000	Garland, TX Independent School District	3.000	02/15/2020	12/31/2017	A	275,360
10,000	Harris County, TX GO	5.000	10/01/2023	01/09/2018	A	10,037
14,000,000	Houston, TX GO	5.000	03/01/2018	03/01/2018		14,126,700
10,000	Lower Valley, TX Water District	5.000	09/15/2018	12/31/2017	A	10,028
275,000	Maverick County, TX GO COP	5.000	03/01/2020	12/31/2017	A	275,896
175,000	Mclendon-Chisholm, TX Special Assessment (Sonoma Public Improvement District)	5.000	09/15/2018	09/15/2018		177,090

37        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$800,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (MRC Senior Living-Langford Project)	3.000%	11/15/2021	11/15/2021		$796,744
8,020,000	North Central TX HFDC (Presbyterian Healthcare)	5.750	06/01/2026	10/15/2022	B	9,306,167
15,000	North TX Municipal Water District (Parker Creek)	5.125	06/01/2023	12/31/2017	A	15,045
105,000	Red River, TX Health Facilities Devel. Corp. (Wichita Falls Retirement Foundation)[3]	4.700	01/01/2022	02/04/2020	B	108,965
490,000	Robstown, TX GO COP	3.345 [2]	03/01/2024	03/01/2024		393,617
250,000	Rowlett, TX Special Assessment (Bayside Public Improvement District)	4.900	09/15/2024	06/25/2022	B	243,930
50,000	San Antonio, TX Airport System	5.250	07/01/2032	01/01/2018	A	50,135
6,445,000	San Antonio, TX Electric & Gas Systems	5.650	02/01/2019	09/10/2018	B	6,646,922
960,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living Ventana)	3.875	11/15/2022	05/15/2019	A	963,677
5,100,000	Tarrant County, TX Hsg. Finance Corp. (Reserve Quebec Apartments)	1.000	08/01/2018	08/01/2018		5,088,372
7,750,000	TX Municipal Gas Acquisition & Supply Corp.	6.250	12/15/2026	08/04/2023	B	9,434,850
55,000	TX Public Finance Authority Charter School Finance Corp. (Uplift Education)	5.350	12/01/2017	12/01/2017		55,000
						89,512,571

Vermont—0.1%
390,000	Burlington, VT GO	5.000	11/01/2018	11/01/2018		402,406
200,000	Burlington, VT GO	5.000	11/01/2021	11/01/2021		222,526
						624,932

Virginia—0.8%
400,000	Chesterfield County, VA EDA (Brandermill Woods)	5.000	01/01/2019	01/01/2019		411,052
7,685,000	Upper Occoquan, VA Sewage Authority	5.150	07/01/2020	07/14/2019	B	8,117,589
120,000	Upper Occoquan, VA Sewage Authority	5.150	07/01/2020	07/14/2019	B	126,617
5,000	Virginia Beach, VA Devel. Authority (Virginia Beach General Hospital)	5.125	02/15/2018	02/15/2018		5,038
						8,660,296

38        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Washington—0.5%
$5,000	Grant County, WA Public Hospital District No. 1 (Samaritan Hospital)	5.250%	09/01/2019	12/31/2017	A	$5,010
1,000,000	Grays Harbor County, WA Public Hospital District No. 1[3]	3.000	08/01/2019	08/01/2019		1,000,000
25,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)	5.600	03/01/2028	12/31/2017	A	25,005
535,000	Snohomish County, WA Public Utility District No. 1[3]	6.800	01/01/2020	01/28/2019	B	564,356
3,205,000	WA GO	5.000	07/01/2023	07/01/2023		3,724,498
						5,318,869

West Virginia—0.2%
2,200,000	WV Hospital Finance Authority (Charleston Area Medical Center)	5.125	09/01/2023	09/01/2019	A	2,304,104

Wisconsin—1.1%
435,000	WI H&EFA (Children’s Hospital of Wisconsin/Milwaukee)	5.250	08/15/2022	08/15/2018	A	447,197
10,170,000	WI Public Finance Authority (Prairie Oaks Devel.) Floaters Series 2017-XF1064 Trust	1.270 [1]	09/01/2047	12/14/2017	A	10,170,000
245,000	WI Public Finance Authority Charter School (Voyager Foundation)	4.125	10/01/2024	06/07/2021	A	250,640
800,000	WI Public Finance Authority Higher Education Facilities (Wittenberg University)	4.000	12/01/2020	12/01/2020		796,880
525,000	WI Public Financing Authority Multifamily Hsg. (Trinity-Eagle’s Point)[3]	4.000	01/01/2024	02/23/2021	B	535,637
						12,200,354

U.S. Possessions—5.2%
250,000	Guam Power Authority, Series A	5.000	10/01/2022	10/01/2022		279,802
11,365,000	Puerto Rico Commonwealth GO, AGC[4]	3.200	07/01/2019	07/01/2019		11,355,226
6,560,000	Puerto Rico Commonwealth GO, AGC[4]	3.220	07/01/2020	07/01/2020		6,515,523
730,000	Puerto Rico Commonwealth GO, AGC	4.125	07/01/2020	01/01/2018	A	730,613
30,000	Puerto Rico Commonwealth GO, AMBAC	4.500	07/01/2023	05/08/2021	B	29,811
420,000	Puerto Rico Commonwealth GO, AGC	4.500	07/01/2023	01/01/2018	A	421,176
835,000	Puerto Rico Commonwealth GO, AGC	5.000	07/01/2023	01/01/2018	A	837,647
80,000	Puerto Rico Commonwealth GO, AGC	5.000	07/01/2024	01/01/2018	A	80,254

39        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$50,000	Puerto Rico Commonwealth GO, AGC	5.000%	07/01/2026	01/01/2018	A	$50,149
45,000	Puerto Rico Commonwealth GO, AGC	5.000	07/01/2027	01/01/2018	A	45,126
150,000	Puerto Rico Commonwealth GO, NPFGC	5.000	07/01/2028	08/06/2026	B	144,067
390,000	Puerto Rico Commonwealth GO, AGC	5.000	07/01/2029	01/01/2018	A	390,940
35,000	Puerto Rico Commonwealth GO, AGC	5.000	07/01/2029	01/01/2018	A	35,084
10,000	Puerto Rico Commonwealth GO, NPFGC	5.125	07/01/2031	01/10/2031	B	9,396
190,000	Puerto Rico Commonwealth GO, AGC	5.250	07/01/2019	01/01/2018	A	193,289
100,000	Puerto Rico Commonwealth GO, AGC	5.250	07/01/2020	01/01/2018	A	101,731
75,000	Puerto Rico Commonwealth GO, NPFGC	5.250	07/01/2021	01/01/2018	A	75,241
105,000	Puerto Rico Commonwealth GO, NPFGC	5.250	07/01/2022	01/01/2018	A	105,192
25,000	Puerto Rico Commonwealth GO, AGC	5.250	07/01/2025	12/31/2017	A	25,276
10,000	Puerto Rico Commonwealth GO, AGC	5.250	07/01/2027	01/01/2018	A	10,087
25,000	Puerto Rico Commonwealth GO, AGC	5.375	07/01/2028	01/01/2018	A	25,396
420,000	Puerto Rico Commonwealth GO, NPFGC	5.500	07/01/2018	07/01/2018		425,208
275,000	Puerto Rico Commonwealth GO, NPFGC	5.500	07/01/2019	07/01/2019		282,796
1,130,000	Puerto Rico Commonwealth GO, NPFGC	5.500	07/01/2019	07/01/2019		1,162,035
345,000	Puerto Rico Commonwealth GO, NPFGC	5.500	07/01/2021	07/01/2021		358,955
575,000	Puerto Rico Convention Center Authority, AMBAC	5.000	07/01/2019	01/01/2018	A	576,294
145,000	Puerto Rico Convention Center Authority, AGC	5.000	07/01/2027	01/01/2018	A	145,405
230,000	Puerto Rico Electric Power Authority, Series PP, NPFGC	5.000	07/01/2022	01/01/2018	A	230,377
2,255,000	Puerto Rico Electric Power Authority, Series PP, NPFGC	5.000	07/01/2023	01/01/2018	A	2,255,180
835,000	Puerto Rico Electric Power Authority, Series PP, NPFGC	5.000	07/01/2024	12/31/2017	A	835,000
515,000	Puerto Rico Electric Power Authority, Series PP, NPFGC	5.000	07/01/2025	07/01/2025		509,258
25,000	Puerto Rico Electric Power Authority, Series RR, AGC	5.000	07/01/2020	01/01/2018	A	25,079

40        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$195,000	Puerto Rico Electric Power Authority, Series RR, NPFGC	5.000%	07/01/2021	01/01/2018	A	$195,343
855,000	Puerto Rico Electric Power Authority, Series RR, NPFGC	5.000	07/01/2022	01/01/2018	A	856,402
700,000	Puerto Rico Electric Power Authority, Series RR, NPFGC	5.000	07/01/2023	01/01/2018	A	700,056
1,140,000	Puerto Rico Electric Power Authority, Series RR, NPFGC	5.000	07/01/2024	12/31/2017	A	1,140,000
490,000	Puerto Rico Electric Power Authority, Series RR, AGC	5.000	07/01/2028	01/01/2018	A	491,274
45,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	4.000	07/01/2019	01/01/2018	A	45,020
220,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000	07/01/2018	01/01/2018	A	220,513
295,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000	07/01/2019	01/01/2018	A	295,608
45,000	Puerto Rico Electric Power Authority, Series SS, AGC	5.000	07/01/2019	01/01/2018	A	45,143
540,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000	07/01/2020	01/01/2018	A	541,053
115,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000	07/01/2021	01/01/2018	A	115,202
620,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000	07/01/2022	01/01/2018	A	621,017
1,410,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000	07/01/2023	01/01/2018	A	1,410,113
6,065,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000	07/01/2024	12/31/2017	A	6,065,000
770,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000	07/01/2025	07/01/2025		761,415
45,000	Puerto Rico Electric Power Authority, Series TT, NPFGC	4.200	07/01/2019	01/01/2018	A	45,027
100,000	Puerto Rico Electric Power Authority, Series TT, NPFGC	5.000	07/01/2023	01/01/2018	A	100,008
40,000	Puerto Rico Electric Power Authority, Series TT, NPFGC	5.000	07/01/2024	12/31/2017	A	40,000
215,000	Puerto Rico Electric Power Authority, Series TT, NPFGC	5.000	07/01/2026	07/01/2026		210,408
60,000	Puerto Rico Electric Power Authority, Series UU, AGC	5.000	07/01/2020	01/01/2018	A	60,190
155,000	Puerto Rico Electric Power Authority, Series UU, AGC	5.000	07/01/2023	01/01/2018	A	155,491
280,000	Puerto Rico Electric Power Authority, Series UU, AGC	5.000	07/01/2024	01/01/2018	A	280,888
115,000	Puerto Rico Electric Power Authority, Series UU, AGC	5.000	07/01/2026	01/01/2018	A	115,343
15,000	Puerto Rico Highway & Transportation Authority, NPFGC	5.000	07/01/2018	01/01/2018	A	15,019

41        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$340,000	Puerto Rico Highway & Transportation Authority, NPFGC	5.000%	07/01/2022	01/01/2018	A	$340,245
50,000	Puerto Rico Highway & Transportation Authority, AGC	5.000	07/01/2023	01/01/2018	A	50,158
65,000	Puerto Rico Highway & Transportation Authority, AGC	5.000	07/01/2027	01/01/2018	A	65,181
280,000	Puerto Rico Highway & Transportation Authority, NPFGC	5.000	07/01/2028	02/20/2026	B	268,926
500,000	Puerto Rico Highway & Transportation Authority, AGC	5.000	07/01/2028	01/01/2018	A	501,300
165,000	Puerto Rico Highway & Transportation Authority, NPFGC	5.000	07/01/2029	07/16/2027	B	157,154
40,000	Puerto Rico Highway & Transportation Authority, AGC	5.500	07/01/2020	07/01/2020		42,408
50,000	Puerto Rico Highway & Transportation Authority, AGC	5.750	07/01/2019	01/01/2018	A	51,285
285,000	Puerto Rico Highway & Transportation Authority, Series D, AGC	5.000	07/01/2032	01/01/2018	A	285,576
5,000	Puerto Rico Highway & Transportation Authority, Series G, FGIC[7]	5.250	07/01/2019	07/01/2019		3,268
100,000	Puerto Rico Highway & Transportation Authority, Series I, AGC	5.000	07/01/2023	01/01/2018	A	100,317
75,000	Puerto Rico Highway & Transportation Authority, Series I, AGC	5.000	07/01/2025	01/01/2018	A	75,238
75,000	Puerto Rico Highway & Transportation Authority, Series J, AGC	4.800	07/01/2024	01/01/2018	A	75,134
25,000	Puerto Rico Highway & Transportation Authority, Series K, AGC	5.000	07/01/2023	01/01/2018	A	25,079
330,000	Puerto Rico Municipal Finance Agency, Series A, AGC	4.750	08/01/2022	12/31/2017	A	330,987
950,000	Puerto Rico Municipal Finance Agency, Series A, AGC	5.000	08/01/2019	12/31/2017	A	953,012
455,000	Puerto Rico Municipal Finance Agency, Series A, AGC	5.000	08/01/2020	12/31/2017	A	456,442
270,000	Puerto Rico Municipal Finance Agency, Series A, AGC	5.000	08/01/2022	12/31/2017	A	270,856
75,000	Puerto Rico Municipal Finance Agency, Series A, AGC	5.000	08/01/2027	12/31/2017	A	75,209
20,000	Puerto Rico Municipal Finance Agency, Series A, AGC	5.000	08/01/2030	12/31/2017	A	20,044
600,000	Puerto Rico Municipal Finance Agency, Series A, AGC	5.250	08/01/2018	12/31/2017	A	608,970

42        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$875,000	Puerto Rico Municipal Finance Agency, Series A, AGC	5.250%	08/01/2019	12/31/2017	A	$890,146
220,000	Puerto Rico Municipal Finance Agency, Series A, AGC	5.250	08/01/2020	12/31/2017	A	223,808
230,000	Puerto Rico Municipal Finance Agency, Series A, AGC	5.250	08/01/2021	12/31/2017	A	233,981
25,000	Puerto Rico Municipal Finance Agency, Series B, AGC	5.250	07/01/2018	07/01/2018		25,378
200,000	Puerto Rico Public Buildings Authority, NPFGC	5.500	07/01/2021	08/22/2019	B	205,308
1,219,396	Puerto Rico Public Buildings Authority, AMBAC	5.500	07/01/2021	08/22/2019	B	1,246,527
1,000,000	Puerto Rico Public Buildings Authority, NPFGC	6.000	07/01/2024	07/01/2018	A	1,006,940
4,590,000	Puerto Rico Public Finance Corp., AMBAC[8]	5.125	06/01/2024	08/13/2022	B	5,146,033
40,000	University of Puerto Rico, Series P, NPFGC	5.000	06/01/2023	12/31/2017	A	40,003
50,000	University of Puerto Rico, Series P, NPFGC	5.000	06/01/2025	06/01/2025		49,451
200,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)	5.000	10/01/2021	12/31/2017	A	200,034
140,000	V.I. Water & Power Authority	4.500	07/01/2020	01/01/2018	A	140,183
50,000	V.I. Water & Power Authority	5.000	07/01/2019	01/01/2018	A	50,090

						57,006,817

Total Investments, at Value (Cost $1,075,623,352)—97.5%						1,078,912,963
Net Other Assets (Liabilities)—2.5						27,164,233

Net Assets—100.0%						$1,106,077,196

Footnotes to Statement of Investments

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

D. Date of mandatory put.

1. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

2. Zero coupon bond reflects effective yield on the original acquisition date.

3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

4. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

43        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

7. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security. The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer. The rate shown is the contractual interest rate.

8. Proceeds from a pre-refunding bond have been escrowed in U.S. Treasury bonds and will be used to pay off this security. Treasury bonds are backed by the full faith and credit of the U.S. Government.

To simplify the listings of securities, abbreviations are used per the table below:

200HPC	200 Hospital Plaza Corp.
ACMC	Advocate Condell Medical Center
AGC	Assured Guaranty Corp.
AH&HC	Advocate Health & Hospitals Corp.
AHCN	Advocate Health Care Metro
ALIA	Alliance of Long Island Agencies
AMBAC	AMBAC Indemnity Corp.
ANSHN	Advocate North Side Health Network
ASH	Advocate Sherman Hospitals
BRMMC	Blue Ridge Medical Management Corporation
CAHS	Carolinas Healthcare System
CDA	Communities Devel. Authority
CHR	Columbus Healthcare Resources
CHSvcs	Columbus Health Services
COP	Certificates of Participation
CRH	Columbus Regional Healthcare
CRHS	Columbus Regional Healthcare System
CRHSLT&HC	Columbus Ambulatory Healthcare System Long Term & Home Care
DA	Dormitory Authority
DRMCH	Downey Regional Medical Center Hospital
DrsH	Doctors Hospital
EDA	Economic Devel. Authority
EDFA	Economic Devel. Finance Authority
ERDA	Energy Research and Devel. Authority
FGIC	Financial Guaranty Insurance Co.
FMU	Francis Marion University
GO	General Obligation
GPD	Genesis Property Development
GPDH	Genesis Property Development Holding
H&EFA	Health and Educational Facilities Authority
H&EFB	Health and Educational Facilities Board
H&HEFA	Hospitals and Higher Education Facilities Authority
HDA	Hospital Devel. Authority
HE&HFB	Higher Educational and Housing Facility Board
HEBA	Higher Education Building Authority
HEFA	Higher Education Facilities Authority
HFA	Housing Finance Agency
HFDC	Health Facilities Devel. Corp.
HHospital	Hunghston Hospital
Hhouse	Harbor House
HsideA	Harborside Apartments
HviewA	Harborview Apartments
IC	Interhealth Corporation

44        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

IDA	Industrial Devel. Agency
IMC	IHC Management Corporation
LVHM	Lehigh Valley Hospital-Muhlenberg
LVHN	Lehigh Valley Health Network
LVlyH	Lehigh Valley Hospital
MRC	Methodist Retirement Communities
MSA	Math & Science Academy
MSHA	Mountain State Health Alliance
NCATSU	North Carolina Agricultural & Technical State University
NCH	Norton Community Hospital
NPHC	Northeastern Pennsylvania Health Corp.
NPFGC	National Public Finance Guarantee Corp.
NYC	New York City
NYS	New York State
PFA	Public Financing Authority
PHSsy	Pocono Health System
PIH	Presbyterian Intercommunity Hospital
PMCtr	Pocono Medical Center
PSCH	Professional Service Centers for the Handicapped, Inc.
RIBS	Residual Interest Bonds
RRMC	Renown Regional Medical Center
RSMMC	Renown South Meadows Medical Center
RTCS	Renown Transitional Care Services
SAVRS	Select Auction Variable Rate Securities
SCCH	Smyth County Community Hospital
SJH&MC	St. Joseph’s Health and Medical Center
SJHlth	St. Joseph’s Healthcare
SJHS	St. Joseph Health System
SJRC	St. Joseph’s Regional Cardiology
SJWC	St. Joseph’s Wayne Cardiology
SJWHF	St. Joseph’s Wayne Hospital Foundation
SMCSJS	Schuylkill Medical Center South Jackson Street
SRehC	Simpson Retirement Communities
SRMC	Schuylkill Regional Medical Center
TASC	Tobacco Settlement Asset-Backed Bonds
TMC	The Medical Center
UCH	UC Health
UCHS	UC Healthcare System
UCMC	University of Cincinnati Medical Center
UCPC	University of Cincinnati Physicians Company
UDC	Urban Development Corporation
UNCA	University of North Carolina at Asheville
UNCC	University of North Carolina at Charlotte
UNCG	University of North Carolina at Greensboro
UNCW	University of North Carolina at Wilmington
USDA	U.S. Department of Agriculture
V.I.	United States Virgin Islands

45        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

WCHosp	West Chester Hospital
WMS	Women’s Medical Services

See accompanying Notes to Financial Statements.

46        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES November 30, 2017 Unaudited

Assets

Investments, at value (cost $1,075,623,352)—see accompanying statement of investments	$1,078,912,963
Cash	4,274,521

Receivables and other assets:

Investments sold on a when-issued or delayed delivery basis	15,855,113

Interest	11,560,617

Shares of beneficial interest sold	6,689,868

Other	172,978

Total assets	1,117,466,060
Liabilities

Payables and other liabilities:

Investments purchased (including $1,000,000 purchased on a when-issued or delayed delivery basis)	8,420,000

Shares of beneficial interest redeemed	2,423,351

Dividends	345,335

Distribution and service plan fees	112,457

Trustees’ compensation	16,476

Shareholder communications	11,533

Interest expense on borrowings	2,073

Other	57,639

Total liabilities	11,388,864

Net Assets	$1,106,077,196

Composition of Net Assets

Par value of shares of beneficial interest	$296,050

Additional paid-in capital	1,109,546,982

Accumulated net investment income	2,073,184

Accumulated net realized loss on investments	(9,128,631)

Net unrealized appreciation on investments	3,289,611

Net Assets	$1,106,077,196

Net Asset Value Per Share

Class A Shares:

Net asset value and redemption price per share (based on net assets of $450,370,956 and 120,549,262 shares of beneficial interest outstanding)	$3.74

Maximum offering price per share (net asset value plus sales charge of 2.25% of offering price)	$3.83

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $99,590,578 and 26,660,954 shares of beneficial interest outstanding)	$3.74

Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets of $556,115,662 and 148,839,990 shares of beneficial interest outstanding)	$3.74

See accompanying Notes to Financial Statements.

47        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT

OF OPERATIONS For the Six Months Ended November 30, 2017 Unaudited

Investment Income

Interest	$14,241,658
Expenses

Management fees	2,216,741
Distribution and service plan fees:

Class A	539,185

Class C	512,663

Transfer and shareholder servicing agent fees:

Class A	216,650

Class C	51,271

Class Y	258,364
Shareholder communications:

Class A	3,868

Class C	1,890

Class Y	5,717

Borrowing fees	325,596

Interest expense on borrowings	9,484

Trustees’ compensation	6,995

Custodian fees and expenses	5,267

Other	54,848

Total expenses	4,208,539
Net Investment Income	10,033,119
Realized and Unrealized Loss

Net realized loss on investment transactions	(1,178,779)

Net change in unrealized appreciation/depreciation on investment transactions	(5,549,649)

Net Increase in Net Assets Resulting from Operations	$3,304,691

See accompanying Notes to Financial Statements.

48        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017

Operations

Net investment income	$10,033,119	$15,310,556

Net realized loss	(1,178,779)	(2,490,182)

Net change in unrealized appreciation/depreciation	(5,549,649)	1,357,626

Net increase in net assets resulting from operations	3,304,691	14,178,000

Dividends and/or Distributions to Shareholders

Dividends from net investment income:

Class A	(3,408,585)	(6,557,529)

Class C	(420,777)	(846,946)

Class Y	(4,704,229)	(7,631,013)

	(8,533,591)	(15,035,488)

Beneficial Interest Transactions

Net increase (decrease) in net assets resulting from beneficial interest transactions:

Class A	36,556,836	15,211,144

Class C	(5,173,264)	2,470,045

Class Y	70,924,652	140,394,724

	102,308,224	158,075,913

Net Assets

Total increase	97,079,324	157,218,425

Beginning of period	1,008,997,872	851,779,447

End of period (including accumulated net investment income of $2,073,184 and $573,656, respectively)	$1,106,077,196	$1,008,997,872

See accompanying Notes to Financial Statements.

49        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 29, 2015[1]	Year Ended May 30, 2014[1]	Year Ended May 31, 2013

Per Share Operating Data

Net asset value, beginning of period	$3.75	$3.75	$3.74	$3.76	$3.75	$3.73

Income (loss) from investment operations:

Net investment income[2]	0.03	0.06	0.07	0.07	0.08	0.07

Net realized and unrealized gain (loss)	(0.01)	0.00	0.01	(0.02)	0.00	0.02

Total from investment operations	0.02	0.06	0.08	0.05	0.08	0.09

Dividends and/or distributions to shareholders:

Dividends from net investment income	(0.03)	(0.06)	(0.07)	(0.07)	(0.07)	(0.07)

Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	(0.00)[3]

Total dividends and/or distributions to shareholders	(0.03)	(0.06)	(0.07)	(0.07)	(0.07)	(0.07)

Net asset value, end of period	$3.74	$3.75	$3.75	$3.74	$3.76	$3.75

Total Return, at Net Asset Value[4]	0.52%	1.54%	2.19%	1.39%	2.18%	2.35%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$450,371	$415,924	$401,211	$277,507	$240,676	$207,739

Average net assets (in thousands)	$432,557	$430,013	$343,886	$266,606	$260,158	$146,597

Ratios to average net assets:[5] Net investment income	1.86%	1.55%	1.78%	1.97%	2.05%	1.87%

Expenses excluding specific expenses listed below	0.79%	0.79%	0.80%	0.81%	0.82%	0.80%

Interest and fees from borrowings	0.06%	0.06%	0.03%	0.05%	0.03%	0.02%

Total expenses	0.85%	0.85%	0.83%	0.86%	0.85%	0.82%

Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.85%	0.85%	0.83%	0.86%	0.85%[6]	0.82%

Portfolio turnover rate	18%	65%	51%	58%	72%	16%

50        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

51        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

Class C	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 29, 2015[1]	Year Ended May 30, 2014[1]	Year Ended May 31, 2013
Per Share Operating Data
Net asset value, beginning of period	$3.75	$3.75	$3.74	$3.76	$3.75	$3.73
Income (loss) from investment operations:
Net investment income[2]	0.02	0.03	0.04	0.05	0.05	0.04
Net realized and unrealized gain (loss)	(0.01)	0.00	0.01	(0.03)	0.00	0.02
Total from investment operations	0.01	0.03	0.05	0.02	0.05	0.06
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.02)	(0.03)	(0.04)	(0.04)	(0.04)	(0.04)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	(0.00)[3]
Total dividends and/or distributions to shareholders	(0.02)	(0.03)	(0.04)	(0.04)	(0.04)	(0.04)
Net asset value, end of period	$3.74	$3.75	$3.75	$3.74	$3.76	$3.75

Total Return, at Net Asset Value[4]	0.14%	0.78%	1.43%	0.63%	1.39%	1.53%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$99,590	$105,243	$102,888	$65,412	$55,509	$36,381
Average net assets (in thousands)	$102,186	$109,641	$82,289	$59,997	$55,118	$23,354
Ratios to average net assets:[5]
Net investment income	1.11%	0.80%	1.02%	1.21%	1.27%	1.07%
Expenses excluding specific expenses listed below	1.54%	1.54%	1.56%	1.57%	1.60%	1.62%
Interest and fees from borrowings	0.06%	0.06%	0.03%	0.05%	0.03%	0.02%
Total expenses	1.60%	1.60%	1.59%	1.62%	1.63%	1.64%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.60%	1.60%	1.59%	1.62%[6]	1.63%[6]	1.62%
Portfolio turnover rate	18%	65%	51%	58%	72%	16%

52        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

53        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

Class Y	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 29, 2015[1]	Year Ended May 30, 2014[1]	Year Ended May 31, 2013
Per Share Operating Data
Net asset value, beginning of period	$3.75	$3.76	$3.74	$3.76	$3.75	$3.73
Income (loss) from investment operations:
Net investment income[2]	0.04	0.07	0.08	0.08	0.09	0.08
Net realized and unrealized gain (loss)	(0.02)	(0.01)	0.02	(0.02)	0.00	0.02
Total from investment operations	0.02	0.06	0.10	0.06	0.09	0.10
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.03)	(0.07)	(0.08)	(0.08)	(0.08)	(0.08)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	(0.00)[3]
Total dividends and/or distributions to shareholders	(0.03)	(0.07)	(0.08)	(0.08)	(0.08)	(0.08)
Net asset value, end of period	$3.74	$3.75	$3.76	$3.74	$3.76	$3.75

Total Return, at Net Asset Value[4]	0.65%	1.52%	2.72%	1.64%	2.42%	2.62%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$556,116	$487,831	$347,680	$281,883	$83,920	$89,172
Average net assets (in thousands)	$516,579	$432,229	$302,602	$143,236	$81,902	$53,415
Ratios to average net assets:[5]
Net investment income	2.10%	1.80%	2.02%	2.16%	2.29%	2.10%
Expenses excluding specific expenses listed below	0.54%	0.54%	0.55%	0.56%	0.57%	0.53%
Interest and fees from borrowings	0.06%	0.06%	0.03%	0.05%	0.03%	0.02%
Total expenses	0.60%	0.60%	0.58%	0.61%	0.60%	0.55%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.60%	0.60%	0.58%	0.61%[6]	0.60%	0.55%
Portfolio turnover rate	18%	65%	51%	58%	72%	16%

54        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

55        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS November 30, 2017 Unaudited

1. Organization

Oppenheimer Rochester Short Term Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Manager.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

56        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

2. Significant Accounting Policies (Continued)

Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the Prime Rate plus 0.35%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended May 31, 2017, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

During the fiscal year ended May 31, 2017, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. Details of the fiscal year ended May 31, 2017 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring
No expiration	$7,795,084

At period end, it is estimated that the capital loss carryforwards would be $8,973,863, which will not expire. The estimated capital loss carryforward represents the carryforward as of the

57        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,075,623,352

Gross unrealized appreciation	$7,256,130

Gross unrealized depreciation	(3,966,519)

Net unrealized appreciation	$3,289,611

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

58        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

3. Securities Valuation (Continued)

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

59        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$17,520,253	$—	$17,520,253
Alaska	—	2,559,126	—	2,559,126
Arizona	—	26,805,436	—	26,805,436
Arkansas	—	25,073	—	25,073
California	—	145,561,644	—	145,561,644
Colorado	—	26,777,367	—	26,777,367
Connecticut	—	6,534,621	—	6,534,621
Delaware	—	30,059	—	30,059
District of Columbia	—	6,127,008	—	6,127,008
Florida	—	104,131,947	—	104,131,947
Georgia	—	16,061,835	—	16,061,835
Idaho	—	10,025	—	10,025
Illinois	—	140,298,243	—	140,298,243
Indiana	—	30,111,161	—	30,111,161
Iowa	—	275,500	—	275,500
Kansas	—	5,086,342	—	5,086,342
Kentucky	—	5,572,824	—	5,572,824
Louisiana	—	2,720,687	—	2,720,687
Maryland	—	168,918	—	168,918
Massachusetts	—	12,893,727	—	12,893,727
Michigan	—	12,679,730	—	12,679,730
Minnesota	—	13,448,043	—	13,448,043
Mississippi	—	2,016,684	—	2,016,684
Missouri	—	14,127,510	—	14,127,510
Nevada	—	3,644,932	—	3,644,932
New Hampshire	—	753,645	—	753,645
New Jersey	—	135,216,910	—	135,216,910
New Mexico	—	789,446	—	789,446
New York	—	48,975,649	—	48,975,649
North Carolina	—	355,901	—	355,901

60        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Municipal Bonds and Notes (Continued)
North Dakota	$—	$736,557	$—	$736,557
Ohio	—	15,745,804	—	15,745,804
Oklahoma	—	4,040,815	—	4,040,815
Oregon	—	396,676	—	396,676
Other Territory	—	27,272,365	—	27,272,365
Pennsylvania	—	39,685,496	—	39,685,496
Rhode Island	—	165,553	—	165,553
South Carolina	—	25,029	—	25,029
Tennessee	—	28,991,779	—	28,991,779
Texas	—	89,512,571	—	89,512,571
Vermont	—	624,932	—	624,932
Virginia	—	8,660,296	—	8,660,296
Washington	—	5,318,869	—	5,318,869
West Virginia	—	2,304,104	—	2,304,104
Wisconsin	—	17,145,054	—	17,145,054
U.S. Possessions	—	57,006,817	—	57,006,817

Total Assets	$—	$1,078,912,963	$—	$1,078,912,963

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into	Transfers out
	Level 2*	of Level 3*
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$8,998	$(8,998)

Total Assets	$8,998	$(8,998)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.

4. Investments and Risks

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund

61        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions
Purchased securities	$1,000,000
Sold securities	15,855,113

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates

62        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

5. Market Risk Factors (Continued)

against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended November 30, 2017		Year Ended May 31, 2017
	Shares	Amount	Shares	Amount
Class A
Sold	32,391,882	$121,518,095	68,743,902	$257,151,239
Dividends and/or distributions reinvested	872,128	3,271,881	1,651,190	6,175,957
Redeemed	(23,517,173)	(88,233,140)	(66,441,641)	(248,116,052)

Net increase	9,746,837	$36,556,836	3,953,451	$15,211,144

Class C
Sold	3,635,113	$13,634,288	10,408,365	$38,953,595
Dividends and/or distributions reinvested	111,003	416,422	225,587	843,969
Redeemed	(5,124,622)	(19,223,974)	(9,997,022)	(37,327,519)

Net increase (decrease)	(1,378,506)	$(5,173,264)	636,930	$2,470,045

Class Y
Sold	49,181,620	$184,588,020	118,436,910	$442,995,837
Dividends and/or distributions reinvested	1,235,824	4,636,282	2,010,476	7,518,830
Redeemed	(31,520,178)	(118,299,650)	(83,088,782)	(310,119,943)

Net increase	18,897,266	$70,924,652	37,358,604	$140,394,724

7. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the reporting period were as follows:

	Purchases	Sales
Investment securities	$294,824,622	$183,510,993

63        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule Through October 31, 2017		Fee Schedule Effective November 1, 2017
Up to $100 million	0.500%	Up to $100 million	0.500%
Next $150 million	0.450	Next $150 million	0.450
Next $250 million	0.425	Next $250 million	0.425
Next $500 million	0.400	Next $500 million	0.400
Over $1 billion	0.370	Next $4 billion	0.370
		Over $5 billion	0.350

The Fund’s effective management fee for the reporting period was 0.42% of average annual net assets before any applicable waivers.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets, which shall be calculated after any applicable fee waivers. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustees under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustees. The Fund purchases shares of the funds selected for deferral by the Trustees in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included

64        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

8. Fees and Other Transactions with Affiliates (Continued)

as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to

0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plan for Class C Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) for Class C shares pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plan, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C shares’ daily net assets. The Fund also pays a service fee under the Plan at an annual rate of 0.25% of daily net assets. The Plan continues in effect from year to year only if the Fund’s Board of Trustees votes annually to approve their continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class C
	Class A	Contingent	Contingent
	Front-End	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor
November 30, 2017	$22,567	$17,996	$6,567

65        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

Waivers and Reimbursements of Expenses. Effective through September 28, 2017, the Manager voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding (i) interest and fees from borrowing, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles; (iii) certain other expenses attributable to, and incurred as a result of, a Fund’s investments; and (iv) other unusual and infrequent expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business) to annual rates of 0.85% for Class A shares, 1.60% for Class C shares, and 0.60% for Class Y shares as calculated on the daily net assets of the Fund. During the reporting period, the Manager did not waive fees and/or reimburse the Fund in relation to this arrangement.

9. Borrowing and Other Financing

Borrowings. The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings (meaning that the value of those assets must be at least 300% of the amount borrowed). The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. When the Fund invests borrowed money in portfolio securities, it is using a speculative investment technique known as leverage and changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not borrow because of the effect of leverage.

The Fund will pay interest and may pay other fees in connection with loans. If the Fund does borrow, it will be subject to greater expenses than funds that do not borrow. The interest on borrowed money and the other fees incurred in conjunction with loans are an expense that might reduce the Fund’s yield and return. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.

The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.5 billion, collectively, by the Oppenheimer Rochester Funds. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (1.3414% at period end). The Fund pays additional fees monthly to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the

66        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

9. Borrowing and Other Financing (Continued)

Fund’s Statement of Operations related to its participation in the borrowing facility during the reporting period equal 0.04% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

At period end, the Fund had no borrowings outstanding.

Details of the borrowings for the reporting period are as follows:

Average Daily Loan Balance	$ 1,501,093
Average Daily Interest Rate	1.234%
Fees Paid	$ 63,662
Interest Paid	$ 8,553

Reverse Repurchase Agreements. The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.

The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty”) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Fund also continues to receive the economic benefit of interest payments received on securities subject to reverse repurchase agreements, in the form of a direct payment from the counterparty. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the reporting period are included in expenses on the Fund’s Statement of Operations and equal 0.02% of the Fund’s average net assets on an annualized basis.

The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counterparty to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counterparty

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

9. Borrowing and Other Financing (Continued)

may request additional securities from the Fund. The Fund has the right to declare each Wednesday as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.

The Fund executed no transactions under the Facility during the reporting period.

Details of reverse repurchase agreement transactions for the reporting period are as follows:

Fees Paid	$154,384

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BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY

AND SUB-ADVISORY AGREEMENTS Unaudited

The Fund has entered into an investment advisory agreement with OFI Global Asset Management, Inc. (“OFI Global” or the “Adviser”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”) (“OFI Global” and “OFI” together the “Managers”) and OFI Global has entered into a sub-advisory agreement with OFI whereby OFI provides investment sub-advisory services to the Fund (collectively, the “Agreements”). Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to approve the terms of the Agreements and the renewal thereof. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Managers provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to in-person meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

The Managers and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Managers’ services, (ii) the comparative investment performance of the Fund and the Managers, (iii) the fees and expenses of the Fund, including comparative fee and expense information, (iv) the profitability of the Managers and their affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Managers from their relationship with the Fund. The Board was aware that there are alternatives to retaining the Managers.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Managers’ key personnel who provide such services. The Managers’ duties include providing the Fund with the services of the portfolio managers and the Sub-Adviser’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; and securities trading services. OFI Global is responsible for oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions; risk management; and oversight of the Sub-Adviser. OFI Global is also responsible for providing certain administrative services to the Fund. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the U.S. Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by federal and state securities laws for the sale of the Fund’s shares. OFI Global also provides the Fund with office space, facilities and equipment.

69        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY

AND SUB-ADVISORY AGREEMENTS Unaudited / Continued

The Board also considered the quality of the services provided and the quality of the Managers’ resources that are available to the Fund. The Board took account of the fact that the Sub-Adviser has over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Managers’ advisory, administrative, accounting, legal, compliance and risk management services, among other services, and information the Board has received regarding the experience and professional qualifications of the Managers’ key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Scott Cottier, Troy Willis, Mark DeMitry, Michael Camarella, Charles Pulire and Elizabeth Mossow, the portfolio managers for the Fund, and the Sub-Adviser’s investment team and analysts. The Board members also considered the totality of their experiences with the Managers as directors or trustees of the Fund and other funds advised by the Managers. The Board considered information regarding the quality of services provided by affiliates of the Managers, which the Board members have become knowledgeable about through their experiences with the Managers and in connection with the review or renewal of the Fund’s service agreements or service providers. The Board concluded, in light of the Managers’ experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreements.

Investment Performance of the Managers and the Fund. Throughout the year, the Managers provided information on the investment performance of the Fund, the Adviser and the Sub-Adviser, including comparative performance information. The Board also reviewed information, prepared by the Managers and by the independent consultant, comparing the Fund’s historical performance to relevant benchmarks or market indices and to the performance of other retail funds in the muni national short category. The Board noted that the Fund’s one-year, three-year and five-year performance was better than its category median.

Fees and Expenses of the Fund. The Board reviewed the fees paid to the Adviser and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load muni national short funds with comparable asset levels and distribution features. After discussions with the Board, the Adviser has voluntarily agreed to waive fees and/or reimburse the Fund so that the total annual fund operating expenses, excluding certain expenses, as a percentage of average daily net assets will not exceed the following annual rates: 0.85% for Class A shares, 1.60% for Class C shares, and 0.60% for Class Y shares as calculated on the daily net assets of the Fund. This fee waiver and/or expense reimbursement may be amended at any time without prior notice to shareholders. The Board noted that the Fund’s contractual management fee and total expenses were higher than its peer group median and category median.

Economies of Scale and Profits Realized by the Managers. The Board considered information regarding the Managers’ costs in serving as the Fund’s investment adviser and sub-adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Managers’ profitability from their relationship with the Fund. The Board also considered that the Managers must be able to

70        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund. The Board reviewed whether the Managers may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow. Based on the Board’s evaluation, the Manager agreed to a revised breakpoint schedule as negotiated by the Board that, effective November 1, 2017, a new breakpoint will be added to the advisory fee schedule, whereby the Fund will pay the Manager an advisory fee at an annual rate of 0.35% of average annual net assets over $5 billion.

Other Benefits to the Managers. In addition to considering the profits realized by the Managers, the Board considered information that was provided regarding the direct and indirect benefits the Managers receive as a result of their relationship with the Fund, including compensation paid to the Managers’ affiliates.

Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Managers within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreements through September 30, 2018. In arriving at its decision, the Board did not identify any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreements, including the management fees, in light of all the surrounding circumstances.

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PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

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OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
Beth Ann Brown, Trustee
Edmund P. Giambastiani, Jr., Trustee
Elizabeth Krentzman, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Joanne Pace, Trustee
Daniel Vandivort, Trustee
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Scott S. Cottier, Vice President
Troy E. Willis, Vice President
Mark R. DeMitry, Vice President
Michael L. Camarella, Vice President
Charles S. Pulire, Vice President
Elizabeth S. Mossow, Vice President
Richard Stein, Vice President
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Officer
Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.

Sub-Transfer Agent	Shareholder Services, Inc. DBA OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2018 OppenheimerFunds, Inc. All rights reserved.

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PRIVACY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain non-public personal information about our shareholders from the following sources:

●	Applications or other forms.
●	When you create a user ID and password for online account access.
●	When you enroll in eDocs Direct,SM our electronic document delivery service.
●	Your transactions with us, our affiliates or others.
●	Technologies on our website, including: “cookies” and web beacons, which are used to collect data on the pages you visit and the features you use.

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

74        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/ or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

●	All transactions conducted via our websites, including redemptions, exchanges and purchases, are secured by the highest encryption standards available. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
●	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
●	You can exit the secure area by closing your browser or, for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, safeguard that information. Strengthening your online credentials–your online security profile–typically your user name, password, and security questions and answers, can be one of your most important lines of defense on the Internet. For additional information on how you can help prevent identity theft, visit https://www.oppenheimerfunds.com/security.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated as of November 2017. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com, write to us at P.O. Box 5270, Denver, CO 80217-5270, or call us at 800 CALL OPP (225 5677).

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OppenheimerFunds® The Right Way to Invest

Visit us at oppenheimerfunds.com for 24-hr access to account information and transactions or call us at 800.CALL OPP (800.225.5677) for 24-hr automated information and automated transactions. Representatives also available Mon–Fri 8am-8pm ET.

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800 225 5677

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Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc. 225 Liberty Street, New York, NY 10281-1008 © 2018 OppenheimerFunds Distributor, Inc. All rights reserved.
RS0621.001.1117 January 23, 2018

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Short Term Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	1/10/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	1/10/2018
By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	1/10/2018